UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES




                  Investment Company Act file number 811-07324
                                                     ---------


                         Gardner Lewis Investment Trust
                         ------------------------------
               (Exact name of registrant as specified in charter)


116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
       (Address of principal executive offices)                       (Zip code)


                                Julian G. Winters
116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------


                       Date of fiscal year end: October 31
                                                ----------


                   Date of reporting period: October 31, 2005
                                             ----------------

Item 1. REPORTS TO STOCKHOLDERS.

________________________________________________________________________________

                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND
________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust




                                  Annual Report




                       FOR THE YEAR ENDED OCTOBER 31, 2005



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317




                      THE CHESAPEAKE AGGRESSIVE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863



                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                            116 South Franklin Street
                        Rocky Mount, North Carolina 27804
                                 1-800-773-3863



This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Aggressive Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of The Chesapeake Aggressive Growth Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

The Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies. An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: small-cap stocks risk, fluctuation in value risk, diversification risk, investment advisor risk, portfolio turnover risk and short-term investments risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance data reflects the maximum sales load and/or fee charges applicable. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-430-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

                   ------------------------------------------
                              THE CHESAPEAKE FUNDS
                   ------------------------------------------


                                                               December 16, 2005


2005 FISCAL YEAR COMMENTARY

CHESAPEAKE AGGRESSIVE GROWTH FUND
November 1, 2004 to October 31, 2005

MARKET ENVIRONMENT. The Fund's fiscal year began just as the November 2004 presidential election concluded. In conjunction with solid earnings announcements and falling oil prices, the resolution of election related uncertainty fueled a late calendar year 2004 market rally that lasted through the end of December and accounted for most of the market's gains for calendar year 2004 (crude oil prices dropped from their high of $55 back to $40 in November/December 2004).

Oil prices began to rebound in January and investor sentiment deteriorated. By the end of March oil prices had regained their prior $55 high point, and sentiment had turned decidedly gloomy. Investors dismissed strong economic data and corporate earnings due to concerns that energy prices would drag the economy back toward recession. In April, the market began to improve as oil prices pulled back, but the tone reversed again during the summer as oil broke through the $60 level, touching $70 briefly at the end of August. At this point, investor concerns shifted to the implications for consumer strength. The direct effects of higher gasoline and heating costs in conjunction with a potentially waning housing market and higher interest rates were believed by investors to be too much for consumers to bear.

PORTFOLIO REVIEW. The following table breaks out the Fund's holdings by economic sector and compares 2004 and 2005 fiscal year-end holdings.(1)

   -------------------------------- -------------- -------------
              Economic                   Fund           Fund
               Sector                 10/31/2004     10/31/2005
   -------------------------------- -------------- -------------
      Consumer Discretionary              20%           17%
      Consumer Staples                     4%            3%
      Energy                               4%            6%
      Financials                          13%            3%
      Health Care                         21%           18%
      Industrials                          6%            9%
      Information Technology              25%           36%
      Materials                            3%            2%
      Telecom Services                     0%            2%
      Utilities                            3%            2%
      Cash                                 0%            2%
   -------------------------------- -------------- -------------
      Total                              100%          100%
   -------------------------------- -------------- -------------

--------
(1)  For  sector   classifications,   the  Standard  &  Poor's  Global  Industry
Classification Standard (GICS) is used. Totals may not sum to 100% due to rounding.

The Fund's sector weighting to Information Technology increased significantly during the fiscal year, funded predominately through a reduction in the Fund's weighting to the Financial sector. The other sectors ended the year with similar weights to the beginning of the year. We believe the current economic backdrop favors corporate spending over consumer spending, and favors companies with intellectual property and defensible market positions over companies that depend on commodity prices and interest rate changes. This explains the Fund's large position in technology oriented companies that depend on corporate capital spending more than consumer spending. It also explains the relatively small positions in Energy and Financials.

While the Fund generated profits, its performance lagged that of the Russell 2000 Index (which represents the stocks of smaller capitalization companies) and the S&P 500 Total Return index (which represents the stocks of larger capitalization companies). When measured against these market indices, Fund performance lagged broadly with no individual stocks or sectors accounting for the shortfall.

The Fund's most important individual contributors to profits this fiscal year included Range Resources (natural gas); Activision (video games); Cognizant Technology Solutions (outsourced computer services); Arris Group (telecommunication equipment); and Conor Medsystems (medical devices). Notable detractors included Worldspace (satellite radio); Packeteer (enterprise software); Infocrossing (data processing); LTX Corp. (semiconductor equipment); and Arbinet-thexchange (business-to-business ecommerce).

Please refer to the Portfolio of Investments section of the Annual Report for a complete listing of Fund holdings and the amount each represents of the portfolio.

OUTLOOK. There has been much discussion about the impact of higher energy costs, the implications of a flat yield curve, the housing market, and the sustainability of consumer spending. These big picture topics have served to distract investors from important distinctions in business trends at the company level.

We are not panicked by fuel prices and we are cautious about energy related investment opportunities. Speculative activity in the Energy sector is high, and we believe many energy related stocks represent as much risk as opportunity. We are monitoring the housing market and its potential effect on consumer strength. We remain cautious about the outlooks for other interest rate sensitive businesses which are now confronting a rising rate environment for the first time in two decades. This backdrop leaves us as committed as ever to our bias toward smaller capitalization technology businesses (including health care technologies). But the Fund's results this fiscal year reflect our belief that we have been too early in embracing the stocks of these types of companies.

We remain frustrated with investors' general unwillingness to give the Fund's small cap tech companies credit for the value of their intellectual property, their competitive positions, and their prospects for future earnings growth. The investment community's obsession with energy and commodity prices has obscured some exciting investment opportunities, a phenomenon exaggerated by the scaling back of research departments at most Wall Street firms

The economy continues to show signs of strengthening, despite dire predictions throughout the year on the part of many commentators. More importantly, some parts of the economy are under pressure, while other parts are showing exciting growth. The consumer segment provides an illustration. We have been cautious about general consumer spending due to concerns about softening housing markets, higher interest rates, and higher fuel prices. But a singular outlook for

`the consumer' misses important specifics regarding individual consumer related businesses. While we agree that general consumer spending might be subject to a slowdown, we also believe that not all consumer spending has the same risk. To the extent that consumers tighten their budgets, we think apparel and restaurants might suffer more than consumer electronics. Ongoing developments in media and entertainment delivery may continue to garner a large share of consumer attention. The iPod, TiVo, high definition and flat panel televisions, new cell phones and smart phones, satellite radio, and the Xbox 360 are creating demand for lots of electronic components and could drive retail traffic into stores like Circuit City, even if traffic in traditional department stores softens. We believe investors can profit from the distinctions between individual businesses even when general trends do not point to obvious opportunity.

Sincerely,



/s/Whitfield Gardner                                /s/ John Lewis
____________________                                ______________
W. Whitfield Gardner                                John L. Lewis





Investment in the Fund is subject to investment risks, including, without limitation, equity securities risk, market risk, portfolio turnover risk, short-term investment risk, investment adviser risk, overweighting in certain market sectors risk and market segment risk.

An investor should consider the investment objectives, risks and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling the Fund directly at (800) 430-3863 or the Fund's Adviser at (610) 558-2800. The prospectus should be read carefully before investing.

Statements in this Annual Report reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.

           Underwriter and Distributor: Capital Investment Group, Inc.
                116 South Franklin Street, Rocky Mount, NC 27804
                              Phone (800) 773-3863

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Performance Update - $25,000 Investment

For the period from October 31, 1995 to October 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                                 Performance Returns for the periods ended October 31, 2005.
---------------------------------------------------------------- -------------------------------------------------------------------
[Line Graph Here]
               The Chesapeake                                     Average Annual                        One       Five      Ten
                Aggressive         S&P 500 Total        Russell   Total Returns                         Year      Year      Year
                Growth Fund        Return Index       2000 Index  ---------------------------------- ---------- -------- ----------
                -----------        ------------       ----------  The Chesapeake Aggressive
  10/31/1995     $24,250              $25,000          $25,000    Growth Fund - No Sales Load           (0.64)%   (7.09)%    0.90%
  10/31/1996      23,195               31,024           29,187    ---------------------------------- ---------- -------- ----------
  10/31/1997      30,678               40,986           37,678    The Chesapeake Aggressive
  10/31/1998      23,362               49,999           33,295    Growth Fund - 3% Maximum
  10/31/1999      31,391               62,834           38,269    Sales Load                            (3.62)%   (7.65)%    0.59%
  10/31/2000      38,290               66,661           45,007    ---------------------------------- ---------- -------- ----------
  10/31/2001      25,277               50,060           39,364
  10/31/2002      20,456               42,498           34,814    Cumulative Total                      Ten       Final Value of
  10/31/2003      28,366               51,337           49,915    Investment Returns                    Year    $25,000 Investment
  10/31/2004      26,681               56,174           55,801    ---------------------------------- ---------- -------------------
  10/31/2005      26,510               61,073           62,599    The Chesapeake Aggressive
                                                                  Growth Fund - No Sales Load            9.32%        $27,330
                                                                  ---------------------------------- ---------- -------------------
                                                                  The Chesapeake Aggressive
                                                                  Growth Fund - 3% Maximum
                                                                  Sales Load                             6.04%        $26,510
                                                                  ---------------------------------- ---------- -------------------
                                                                  S&P 500 Total Return Index           144.29%        $61,073
                                                                  ---------------------------------- ---------- -------------------
                                                                  Russell 2000 Index                   150.40%        $62,599
------------------------------------------------------------------------------------------------------------------------------------
This graph  assumes an initial  investment  of $25,000 at October 31, 1995.  All dividends and distributions  are reinvested.  This graph depicts the performance of The Chesapeake  Aggressive  Growth Fund (the "Fund") versus the S&P 500 Total
Return Index and the Russell  2000 Index.  It is important to note that the Fund is a professionally  managed mutual fund while the indices are not available for investment and are unmanaged.  The comparison is shown for illustrative purposes only.
--------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


Fund Expenses
--------------------------------------------------------------------------------
As a shareholder  of the Fund, you incur two types of costs:  (1)  transactional costs,  which may include  sales  charges  (loads) on purchase  payments and (2)
ongoing costs,  including management fees and other Fund expenses.  This example is intended to help you understand  your ongoing costs (in dollars) of investing in the Fund and to compare  these costs with the ongoing  costs of  investing in other mutual funds.  The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid
During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the  expenses  shown in the table are meant to  highlight  your ongoing  costs only and do not reflect any  transactional  costs,  such as sales charges (loads) on purchase payments. Therefore, the second line of the table is useful in comparing  ongoing  costs only,  and will not help you  determine  the
relative  total  costs  of  owning  different  funds.  In  addition,   if  these
transactional costs were included, your costs would have been higher.

                                                  Beginning                       Ending
                                                Account Value                  Account Value                 Expenses Paid
Expense Example                                  May 1, 2005                 October 31, 2005               During Period*
----------------------------------------- ---------------------------- ----------------------------- ------------------------------
Actual                                            $1,000.00                     $1,055.39                       $11.71
----------------------------------------- ---------------------------- ----------------------------- ------------------------------
Hypothetical (5% return before expenses)          $1,000.00                     $1,013.81                       $11.47
----------------------------------------- ---------------------------- ----------------------------- ------------------------------

* Actual Expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 2.26%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 (to reflect the number of days in the current fiscal period).

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments


As of October 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                       Market Value
                                     Shares           (Note 1)                                          Shares           (Note 1)
------------------------------------------------------------------  ----------------------------------------------------------------

COMMON STOCKS - 97.98%                                              Healthcare - Products - 4.24%
                                                                    * American Medical Systems
Advertising - 1.75%                                                     Holdings Inc.                    6,200         $   101,370
* Ventiv Health, Inc.                 5,700         $   143,868     * INAMED Corporation                 1,650             117,315
                                                    -----------     * Syneron Medical Ltd.               3,625             130,283
                                                                                                                       -----------
Apparel - 2.65%                                                                                                            348,968
* Quicksilver Inc.                    8,700             100,311                                                        -----------
* True Religion Apparel Inc.          9,400             117,594     Healthcare - Services - 2.87%
                                                    -----------     * Centene Corp.                      5,500             110,825
                                                        217,905     * LifePoint Hospitals Inc.           3,200             125,120
                                                    -----------     * Medical Resources Inc.             4,885                   1
Auto Parts & Equipment - 1.56%                                                                                         -----------
* Keystone Automotive                                                                                                      235,946
    Industries Inc.                   4,500             128,745                                                        -----------
                                                    -----------     Internet - 13.09%
                                                                    * Chordiant Software, Inc.          57,600             145,728
Coal - 1.48%                                                        * Equinix Inc.                       3,400             125,426
  CONSOL Energy, Inc.                 2,000             121,800     * Interwoven Inc.                   19,200             180,480
                                                    -----------     * iVillage Inc.                     23,200             170,520
                                                                    * Secure Computing Corp.            12,200             146,156
Commercial Services - 1.82%                                         * Stamps.com Inc.                    7,200             145,152
* The Advisory Board Co.              3,100             149,575     * WebSideStory Inc.                  9,400             163,466
                                                    -----------                                                        -----------
                                                                                                                         1,076,928
                                                                                                                       -----------
Computer Services - 4.68%                                           Investment Company - 2.10%
* Cognizant Technology                                                American Capital
    Solutions Corp.                   5,800             255,084         Strategies, Ltd.                 4,600             172,776
  Factset Research Systems Inc.       3,700             129,759                                                        -----------
                                                    -----------
                                                        384,843     Lodging - 1.54%
                                                    -----------       Orient-Express Hotels Ltd.         4,500             126,900
Cosmetics/Personal Care - 1.45%                                                                                        -----------
* Elizabeth Arden Inc.                5,500             119,185
                                                    -----------     Machinery - Diversified - 1.48%
                                                                    * Presstek                          11,890             121,873
Electric - 1.59%                                                                                                       -----------
* Reliant Energy Inc.                10,300             130,810
                                                    -----------     Media - 1.03%
                                                                    * WorldSpace Inc.                    6,514              84,942
Electrical Components & Equipment - 1.44%                                                                              -----------
* Power-One, Inc.                    20,900             118,712
                                                    -----------     Oil & Gas - 2.65%
                                                                      Range Resources Corp.              6,100             217,709
Engineering & Construction - 3.31%                                                                                     -----------
* Infrasource Services, Inc.         11,500             148,810
                                                                    Packaging & Containers - 1.99%
* McDermott International Inc.        3,400             123,522     * Crown Holdings Inc.               10,100             163,822
                                                    -----------                                                        -----------
                                                        272,332
                                                    -----------
Entertainment - 1.06%
* Scientific Games Corp.              2,900              86,884
                                                    -----------



                                                                                                                        (Continued)


THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments


As of October 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                       Market Value
                                     Shares           (Note 1)                                          Shares           (Note 1)
------------------------------------------------------------------  ----------------------------------------------------------------

COMMON STOCKS - (Continued)                                         Transportation - 3.65%
                                                                    * Seaspan Crop.                      4,100         $    76,916
Pharmaceuticals - 7.18%                                             * Swift Transportation Co., Inc.     5,700             104,025
* Anadys Pharmaceuticals Inc.         6,700         $    66,397     * Universal Truckload
* Conor Medsystems Inc.               8,700             195,228         Services Inc.                    5,938             119,651
                                                                                                                       -----------
* Impax Laboratories                  7,900              83,740                                                            300,592
                                                                                                                       -----------
* Isis Pharmaceuticals Inc.          26,000             112,840
* Viropharma Inc.                     6,900             132,204     Total Common Stock (Cost $7,766,565)                 8,060,328
                                                    -----------                                                        -----------
                                                        590,409
                                                    -----------
Real Estate Investment Trust - 1.26%                                PRIVATE INVESTMENT COMPANY - 2.47%
    Medical Properties Trust Inc.    11,600             103,704     (B) Pamlico Short-Term Income Fund
                                                    -----------         (Cost $203,135)                203,135             203,135
                                                                                                                       -----------
Retail - 7.82%
* Casual Male Retail Group, Inc.     23,447             135,289     Total Investments
  Christopher & Banks Corp.           7,000              93,590       (Cost $7,969,700) - 100.45%                      $ 8,263,463
  Circuit City Stores, Inc.           9,400             167,226     Liabilities in Excess of
* MarineMax Inc.                      4,500             111,150       Other Assets - (0.45%)                               (37,511)
                                                                                                                       -----------
  Nu Skin Enterprises, Inc.           8,100             136,404
                                                    -----------
                                                        643,659     Net Assets - 100.00%                               $ 8,225,952
                                                    -----------                                                        ===========
Semiconductors - 8.09%
* Axecelis Technologies              12,100              52,635   *    Non-income producing investment.
* FSI International, Inc.            23,032              88,673   (B)  Restricted  security  - A  restricted  security  cannot  be
* LTX Corporation                    29,600             101,824        resold to the general  public  without  prior  registration
* PowerDsine Ltd.                    19,570             186,698        under the Securities Act of 1933. Restricted securities are
* Silicon Image Inc.                 12,800             117,504        valued  according to the guidelines and procedures  adopted
* Teradyne, Inc.                      8,700             117,798        by the Board of Trustees.  The Fund currently holds 203,135
                                                    -----------        shares  of  Pamlico  Enhanced  Cash  Trust  at  a  cost  of
                                                        665,132        $203,135.  The total fair value of this security at October
                                                    -----------        31, 2005 is $203,135, which represents 2.47% of net assets.
Software - 7.17%
* Activision, Inc.                   11,333             178,721
* inPhonic Inc.                      10,500             151,830
* Intellisync Corp.                  23,500             102,225
* Nuance Communications Inc.          8,525              43,819
* OpenTV Corp.                       47,500             113,050     The following acronym is used in this portfolio:
                                                    -----------
                                                        589,645     Ltd. - Limited (Various)
                                                    -----------
Telecommunications - 7.54%
* Arris Group, Inc.                  20,200             167,054
* Novatel Wireless, Inc.             13,100             166,370
* SafeNet Inc.                        5,400             179,118
* Sonus Networks, Inc.               24,700             107,692
                                                    -----------
                                                        620,234
                                                    -----------
Toys/Games/Hobbies - 1.49%
* RC2 Corp.                           3,500             122,430
                                                    -----------


                                                                                                                        (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Schedule of Investments


As of October 31, 2005
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Summary of Investments by Industry
                                         % of Net
Industry                                   Assets                    Value
----------------------------------------------------------------------------
Advertising                                1.75%                 $   143,868
Apparel                                    2.65%                     217,905
Auto Parts & Equipment                     1.56%                     128,745
Coal                                       1.48%                     121,800
Commercial Services                        1.82%                     149,575
Computer Services                          4.68%                     384,843
Cosmetics/Personal Care                    1.45%                     119,185
Electric                                   1.59%                     130,810
Electrical Components & Equipment          1.44%                     118,712
Engineering & Construction                 3.31%                     272,332
Entertainment                              1.06%                      86,884
Healthcare - Products                      4.24%                     348,968
Healthcare - Services                      2.87%                     235,946
Internet                                  13.09%                   1,076,928
Investment Company                         2.10%                     172,776
Lodging                                    1.54%                     126,900
Machinery - Diversified                    1.48%                     121,873
Media                                      1.03%                      84,942
Oil & Gas                                  2.65%                     217,709
Packaging & Containers                     1.99%                     163,822
Pharmaceuticals                            7.18%                     590,409
Private Investment Company                 2.47%                     203,135
Real Estate Investment Trust               1.26%                     103,704
Retail                                     7.82%                     643,659
Semiconductors                             8.09%                     665,132
Software                                   7.17%                     589,645
Telecommunications                         7.54%                     620,234
Toys/Games/Hobbies                         1.49%                     122,430
Transportation                             3.65%                     300,592
----------------------------------------------------------------------------
Total                                    100.45%                 $ 8,263,463












See Notes to Financial Statements

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Statement of Assets and Liabilities


As of October 31, 2005
--------------------------------------------------------------------------------

Assets:
  Investments, at value (cost $7,969,700) ..........................  $8,263,463
  Receivables:
     Investments sold ..............................................      19,946
     Dividends .....................................................         296
  Prepaid expenses .................................................       3,637
                                                                      ----------

  Total assets .....................................................   8,287,342
                                                                      ----------

Liabilities:
  Payables:
     Investments purchased .........................................      21,000
     Fund shares repurchased .......................................       8,100
  Accrued expenses .................................................      31,482
  Other liabilities ................................................         552
  Disbursements in excess of cash on demand deposit ................         256
                                                                      ----------

  Total liabilities ................................................      61,390
                                                                      ----------

Net Assets .........................................................  $8,225,952
                                                                      ==========

Net Assets Consist of:
  Capital (par value and paid in surplus) ..........................  $2,356,844
  Undistributed net realized gain on investments ...................   5,575,345
  Net unrealized appreciation on investments .......................     293,763
                                                                      ----------

  Total Net Assets .................................................  $8,225,952
                                                                      ==========
  Shares Outstanding, no par value (unlimited authorized shares) ...     757,430
  Net Asset Value, Offering Price and Redemption Price Per Share ...  $    10.86
                                                                      ==========

  Maximum Offering Price Per Share (100 / 97 of $10.86) ............  $    11.20
                                                                      ==========















See Notes to Financial Statements

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Statement of Operations


For the fiscal year ended October 31, 2005
--------------------------------------------------------------------------------

Investment Income:
  Dividends ....................................................... $    90,131
                                                                    -----------

  Total Income ....................................................      90,131
                                                                    -----------

Expenses:
  Advisory fees (note 2) ..........................................     282,802
  Administration fees (note 2) ....................................      95,248
  Transfer agent fees (note 2) ....................................      18,000
  Fund accounting fees (note 2) ...................................      29,262
  Compliance fees (note 2) ........................................       3,810
  Custody fees (note 2) ...........................................      13,525
  Registration and filing administration fees (note 2) ............       5,274
  Legal fees ......................................................      11,624
  Audit and tax preparation fees ..................................      21,998
  Other professional fees .........................................       6,451
  Registration and filing expenses ................................      15,002
  Shareholder servicing expenses ..................................       1,265
  Printing expenses ...............................................       2,922
  Trustee fees and meeting expenses ...............................       8,002
  Securities pricing fees .........................................       5,830
  Other operating expenses ........................................       8,001
                                                                    -----------

  Total Expenses ..................................................     529,016

  Expenses reductions (note 6) ....................................     (18,656)
                                                                    -----------

  Net Expenses ....................................................     510,360
                                                                    -----------

Net Investment Loss ...............................................   (420,229)
                                                                   -----------

Net Realized and Unrealized Gain on Investments

  Net realized gain from investment transactions ..................  6,912,907
  Change in unrealized appreciation on investments ................ (4,535,738)
                                                                   -----------
Net Realized and Unrealized Gain on Investments ...................  2,377,169
                                                                   -----------
Net Increase in Net Assets Resulting from Operations ..............$ 1,956,940
                                                                   ===========







See Notes to Financial Statements

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Statements of Changes in Net Assets



For the fiscal year ended October 31, 2005                                              2005                    2004
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
  Net investment loss ...........................................................   $   (420,229)           $   (764,323)
  Net realized gain from investment transactions ................................      6,912,907               5,453,790
  Change in unrealized appreciation on investments ..............................     (4,535,738)             (8,698,302)
                                                                                    ------------            ------------

Net Increase (Decrease) in Net Assets Resulting from Operations .................      1,956,940              (4,008,835)
                                                                                    ------------            ------------
Capital Share Transactions: (note 5)
  Shares sold ...................................................................        141,707                 836,588
  Shares repurchased ............................................................    (31,141,352)            (18,462,832)
                                                                                    ------------            ------------
Decrease from Capital Share Transactions ........................................    (30,999,645)            (17,626,244)
                                                                                    ------------            ------------
Net Decrease in Net Assets ......................................................    (29,042,705)            (21,635,079)
                                                                                    ============            ============
Net Assets:
  Beginning of year .............................................................     37,268,657              58,903,736
                                                                                    ------------            ------------
  End of year ...................................................................   $  8,225,952            $ 37,268,657
                                                                                    ============            ============
Undistributed Net Investment Income .............................................   $         --            $         --
                                                                                    ------------            ------------



See Notes to Financial Statements

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Financial Highlights

                                          ------------------------------------------------------------------------------------------
For a share outstanding during the                                          October 31,                                  August 31,
fiscal years or periods ended:                  2005           2004           2003           2002           2001 (a)        2001
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period      $      10.96   $      11.62   $       8.38   $      10.95    $      12.55   $      26.52

(Loss) Income from Investment Operations
  Net investment loss                            (0.55)         (0.22)         (0.15)         (0.17)          (0.02)         (0.17)
  Net realized and unrealized gain
     (loss) on securities                         0.45          (0.44)          3.39          (1.78)          (1.58)         (9.05)
                                          ------------   ------------   ------------   ------------    ------------   ------------

Total from Investment Operations                 (0.10)         (0.66)          3.24          (1.95)          (1.60)         (9.22)
                                          ------------   ------------   ------------   ------------    ------------   ------------

Less Distributions:
  Distributions (from capital gains)                 -              -              -          (0.62)              -          (4.75)
                                          ------------   ------------   ------------   ------------    ------------   ------------
Total Distributions                                  -              -              -          (0.62)              -          (4.75)
                                          ------------   ------------   ------------   ------------    ------------   ------------
Net Asset Value, End of Period            $      10.86   $      10.96   $      11.62   $       8.38    $      10.95   $      12.55
                                          ============   ============   ============   ============    ============   ============
Total return (b)                                 (0.91)%        (5.94)%        38.66 %       (19.07)%        (12.75)%       (38.06)%
                                          ============   ============   ============   ============    ============   ============
Net Assets, End of Period
  (in thousands)                          $      8,226   $     37,269   $     58,904   $     67,760    $    135,159   $    162,311
                                          ============   ============   ============   ============    ============   ============
Average Net Assets for the Period
  (in thousands)                          $     22,624   $     53,864   $     56,937   $    109,160    $    140,101   $    203,866
                                          ============   ============   ============   ============    ============   ============
Ratios of:
Gross Expenses to Average Net Assets              2.34 %         1.78 %         1.77 %         1.59 %          1.67 % (c)     1.48 %
Net Expenses to Average Net Assets                2.26 %         1.74 %         1.73 %         1.56 %          1.65 % (c)     1.47 %
Net Investment Loss
  to Average Net Assets                          (1.86)%        (1.42)%        (1.31)%        (1.25)%         (1.20)% (c)    (1.10)%

Portfolio turnover rate                          88.61 %        95.40 %        84.23 %        70.10 %         14.66 %        84.73 %


(a) For the period September 1, 2001 to October 31, 2001 (note 1).
(b) Total return does not reflect payment of sales charges.
(c) Annualized.












See Notes to Financial Statements

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Notes to Financial Statements
________________________________________________________________________________

1.   Organization    and   Significant    Investment Transactions and Investment
     Accounting Policies                  Income
                                          Investment  transactions are accounted
The Chesapeake Aggressive Growth Fund for as of the date purchased or sold (the "Fund") is a series fund. The (trade date). Dividend income is
Fund  is  part  of The  Gardner  Lewis    recorded  on  the  ex-dividend   date.
Investment Trust (the "Trust"), which Certain dividends from foreign was organized as a Massachusetts securities will be recorded as soon as business trust and is registered under the Trust is informed of the dividend the Investment Company Act of 1940 if such information is obtained (the "1940 Act"), as amended, as an subsequent to the ex-dividend date. open-ended management investment Interest income is recorded on the
company.  The  Fund is  classified  as    accrual     basis     and     includes
diversified  as  defined  in the  1940    amortization    of    discounts    and
Act.                                      premiums.   Gains   and   losses   are
                                          determined  on  the  identified   cost
The Chesapeake  Aggressive Growth Fund    basis,  which is the same  basis  used
commenced  operations  on  January  4,    for federal income tax purposes.
1993.  The  Fund  changed  its  fiscal
year-end  from August 31 to October 31    Expenses
beginning with the fiscal period ended The Fund bears expenses incurred October 31, 2001. The investment specifically on its behalf as well as objective of the Fund is to seek a portion of general Trust expenses, capital appreciation through which are allocated according to
investment   in   equity   securities,    methods   approved   annually  by  the
consisting  primarily  of  common  and    Trustees.
preferred    stocks   and   securities
convertible   into  common  stocks  of    Restricted Security Transactions
smaller capitalization companies.         Although  Pamlico  Enhanced Cash Trust
                                          ("Pamlico")  meets the definition of a
The following accounting policies have restricted security as defined in Reg. been consistently followed by the Fund ss.210.6-03 (f) of Regulation S-X of and are in conformity with accounting the Securities and Exchange principles generally accepted in the Commission, the Board has determined United States of America in the that a restricted security, as
investment company industry.              indicated as a fundamental  limitation
                                          of the  Fund,  must  also be  illiquid
Investment Valuation                      (i.e.   the  fund  cannot   reasonably
The Fund's investments in securities expect to receive the amount at which are carried at value. Securities it values the security within seven listed on an exchange or quoted on a days). Pamlico is designed as an
national  market  system are valued at    overnight  sweep  instrument  for  the
the last  sales  price as of 4:00 p.m.    fund and as such,  investments in this
Eastern Time. Securities traded in the    security are available on demand.
NASDAQ   over-the-counter  market  are
generally   valued   at   the   NASDAQ    Dividend Distributions
Official Closing Price. Other The Fund may declare and distribute securities traded in the dividends from net investment income over-the-counter market and listed (if any) annually. Distributions from securities for which no sale was capital gains (if any) are generally
reported  on that  date are  valued at    declared and distributed annually.
the most recent bid price.  Securities
and  assets  for which  representative    Estimates
market quotations are not readily The preparation of financial available (e.g., if the exchange on statements in conformity with which the portfolio security is accounting principles generally
principally  traded closes early or if    accepted  in  the  United   States  of
trading of the particular portfolio America requires management to make security is halted during the day and estimates and assumptions that affect does not resume prior to the Fund's the amount of assets, liabilities, net asset value calculation) or which expenses and revenues reported in the cannot be accurately valued using the financial statements. Actual results
Fund's normal  pricing  procedures are    could differ from those estimates.
valued at fair value as  determined in
good faith under policies  approved by    Federal Income Taxes
the Trustees. A portfolio security's The Fund is considered a personal "fair value" price may differ from the holding company as defined under price next available for that Section 542 of the Internal Revenue portfolio security using the Fund's Code since 50% of the value of the normal pricing procedures. Investment Fund's shares were owned directly or companies are valued at net asset indirectly by five or fewer value. Instruments with maturities of individuals at certain times during
60  days  or  less   are   valued   at    the last half of the year.
amortized  cost,  which   approximates
market value.

                                                                     (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Notes to Financial Statements
________________________________________________________________________________

As a  personal  holding  company,  the    compensation  for fund  accounting and
Fund is subject to federal income recordkeeping services and additional taxes on undistributed personal compensation for certain costs holding company income at the maximum involved with the daily valuation of individual income tax rate. No securities and as reimbursement for provision for income taxes is included out-of-pocket expenses (which are in the accompanying financial immaterial in amount). A breakdown of
statements,  as the  Fund  intends  to    these  is  provided  in  the  schedule
distribute to shareholders all taxable    below.
investment  income and realized  gains
and otherwise comply with Subchapter M    Compliance Services
of   the    Internal    Revenue   Code    The  Nottingham  Compliance  Services,
applicable  to  regulated   investment    LLC,  ("NCS") a fully owned  affiliate
companies.                                of The  Nottingham  Company,  provides
                                          services  which  assists  the  Trust's
Indemnifications                          Chief Compliance Officer in monitoring
Under the Fund's organizational and testing the policies and documents, its officers and Trustees procedures of the Trust in conjunction are indemnified against certain with requirements under Rule 38a-1 of liabilities arising out of the the Securities and Exchange
performance  of  their  duties  to the    Commission.  For the fiscal year ended
Fund.  In  addition,   in  the  normal    October 31, 2005, NCS received  $3,810
course of  business,  the Fund  enters    for these services.
into  contracts with their vendors and
others   that   provide   for  general    Transfer Agent
indemnifications. The Fund's maximum North Carolina Shareholder Services, exposure under these arrangements is LLC ("Transfer Agent") serves as unknown as this would involve future transfer, dividend paying, and claims that may be made against the shareholder servicing agent for the Fund. The Fund expects the risk of Fund. It receives compensation for its
loss to be remote.                        services   based   upon   a  $15   per
                                          shareholder  per  year,  subject  to a
2.   Transactions with Affiliates         minimum fee of $1,500 per month.

Advisor                                   Distributor
The Fund pays a monthly advisory fee Capital Investment Group, Inc. (the to Gardner Lewis Asset Management, "Distributor") serves as the Fund's (the "Advisor") based upon the annual principal underwriter and distributor. rate of 1.25% of the Fund's average The Distributor receives sales charges
daily net assets.                         imposed  on  purchases  of shares  and
                                          re-allocates a portion of such charges
Administrator                             to dealers  through  whom the sale was
The Fund pays a monthly administration    made,  if  any.  For the  fiscal  year
fee to The Nottingham Company ("the ended October 31, 2005, the Administrator) based upon the average Distributor retained $140 in sales
daily  net  assets  of  the  Fund  and    charges.
calculated  at  the  annual  rates  as
shown below. The Administrator also Certain Trustees and officers of the receives a fee to procure and pay the Trust are also officers of the Advisor
custodian  for the  funds,  additional    or the Administrator.

-------------------- ------------ --------------------- ------------ ------------------- -------------- ---------- -----------------
                                                                                               Fund Accounting
         Administration Fees                    Custody Fees                                  Asset Based Fees
                                                                                                                        Blue Sky
     Average Net        Annual          Average Net        Annual     Fund Accounting       Average       Annual     Administration
       Assets            Rate             Assets            Rate       Fees (monthly)      Net Assets      Rate       Fees (annual)
-------------------- ------------ --------------------- ------------ ------------------- -------------- ---------- -----------------
Annual Fee             $50,000     First $100 million       0.02%         $2,250           All Assets      0.01%     $150 per state
First $25 million         0.20%     Over $100 million      0.009%
Next $25 million          0.15%
Over $50 million         0.075%
-------------------- ------------ --------------------- ------------ ------------------- -------------- ---------- -----------------

                                                                                                                         (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Notes to Financial Statements
________________________________________________________________________________

3.   Purchases and Sales of Investment    There  were no  purchases  or sales of
     Securities                           long-term U.S. Government  Obligations
                                          during the fiscal  year ended  October
For the fiscal year ended  October 31,    31, 2005.
2005,  the aggregate cost of purchases
and proceeds  from sales of investment    4.   Federal Income Tax
securities    (excluding    short-term
securities) were as follows:              The tax components of capital shown in
                                          the   table   below   represent:   (1)
---------------- ---------------------    distribution   requirements  the  Fund
   Purchases         Proceeds from        must  satisfy  under  the  income  tax
      of               Sales of           regulations    and   (2)    unrealized
   Securities         Securities          appreciation    or   depreciation   of
---------------- ---------------------    investments  for  federal  income  tax
   $20,243,756       $50,758,407          purposes as of October 31,2005.
---------------- ---------------------

------------------------- --------------------------- -------------------------- ------------------------ --------------------------
 Undistributed Ordinary    Undistributed Long-Term         Equalization             Other Book to Tax        Net Tax Appreciation/
         Income                     Gains                     Utilized                 Differences              (Depreciation)
------------------------- --------------------------- -------------------------- ------------------------ --------------------------
           -                      $1,507,111                $4,319,413                     -                       $42,583
------------------------- --------------------------- -------------------------- ------------------------ --------------------------

The aggregate cost of investments and 2005 are noted in the table provided the composition of unrealized below. The primary difference between appreciation and depreciation of book and tax appreciation or investment securities for federal depreciation of investments is wash
income tax  purposes as of October 31,    sale loss deferrals.

------------------------------------- -------------------------------------------------- -------------------------------------------
                                                Aggregate Gross Unrealized                          Aggregate Gross Unrealized
            Federal Tax Cost                            Appreciation                                      Depreciation
------------------------------------- -------------------------------------------------- -------------------------------------------
              $8,220,880                                 $1,293,430                                        $1,250,847
------------------------------------- -------------------------------------------------- -------------------------------------------

The    amount   of    dividends    and    short-term  gains,  deferral  of  wash
distributions from net investment sale losses, net investment losses and income and net realized capital gains capital loss carry-forwards. Permanent are determined in accordance with differences such as tax returns of federal income tax regulations which capital and net investment losses, if may differ from generally accepted any, would be reclassified against accounting principles. These capital. The Fund has elected to use differences are due to differing equalization to minimize the required
treatments   for  items  such  as  net    distribution for the fiscal year.


5.   Capital Share Transactions


---------------------------------------------- ---------------------------- ----------------------------
For the fiscal years ended:                            October 31,                  October 31,
                                                          2005                          2004
---------------------------------------------- ---------------------------- ----------------------------
Transactions in Fund Shares
   Shares sold                                             12,209                       73,813
   Reinvested distributions                                     -                            -
   Shares repurchased                                  (2,656,028)                  (1,739,904)
Net Decrease in Capital Share Transactions             (2,643,819)                  (1,666,091)
Shares Outstanding, Beginning of Year                   3,401,249                    5,067,340
Shares Outstanding, End of Year                           757,430                    3,401,249
---------------------------------------------- ---------------------------- ----------------------------

6.   Expense Reductions

The  advisor  has  transacted  certain    the  fiscal  year  ended  October  31,
portfolio trades with brokers who paid    2005, the Fund's expenses were reduced
a portion of the Fund's expenses.  For    by $18,656 under these agreements.

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

 Additional Information (Unaudited)
________________________________________________________________________________

1.   Approval of  Advisory  Agreements
     During the Period

The Advisor supervises the Fund's the distribution of Fund shares. The investments pursuant to an Investment Board noted that the Trust's principal
Advisory Agreement ("Advisory executive officer, president, and vice Agreement"). During the Fund's most president are employees of the Advisor recent fiscal half-year, the Advisory and serve the Trust without additional Agreement came up for renewal. The compensation. The Board also noted
Trust's Board of Trustees unanimously that the Trust's chief compliance approved the renewal of the Advisory officer is an employee of the Advisor Agreement for another year at a Board as well. After reviewing the foregoing
Meeting held on October 13, 2005.         information and further information in
                                          the    Advisor    Memorandum    (e.g.,
In considering whether to renew the descriptions of the Advisor's Advisory Agreement, the Board reviewed business, the Fund's and the Advisor's and considered such information as the compliance programs, and the Advisor's Board deemed reasonably necessary, Form ADV), the Board concluded that including the following material the nature, extent, and quality of the factors: (i) the nature, extent, and services provided by the Advisor were quality of the services to be provided satisfactory and adequate for the
by the  Advisor to the Fund;  (ii) the    Fund.
investment performance of the Fund and
the Advisor; (iii) the costs of the In considering the investment services to be provided and profits to performance of the Fund and the be realized by the Advisor and its Advisor, the Board compared the short affiliates from the relationship with and long-term performance of the Fund the Fund, including any benefits with the performance of its benchmark derived or to be derived by the index, comparable funds with similar Advisor from the relationship with the objectives and size managed by other
Fund; (iv) the extent to which investment advisors, and comparable economies of scale would be realized peer group indices (e.g., Morningstar as the Fund grows and whether advisory category averages). The Board also fee levels reflect these economies of considered the consistency of the scale for the benefits of the Fund's Advisor's management of the Fund with investors; (v) brokerage and portfolio the Fund's investment objective and transactions; and (vi) possible policies. After reviewing the short
conflicts of interest.                    and long-term  investment  performance
                                          of the Fund, the Advisor's  experience
To aid it in its review, the Board managing the Fund and other advisory reviewed various informational accounts, the Advisor's historical materials including, without investment performance, and other limitation, a copy of the Advisory factors, the Board concluded that the Agreement for the Fund; a memorandum investment performance of the Fund and
from   the   Advisor   to  the   Board    the Advisor was satisfactory.
including    information   about   the
Advisor, its business, its finances, In considering the costs of the its personnel, its services to the services to be provided and profits to Fund, and comparative expense ratio be realized by the Advisor and its
information  for  other  mutual  funds    affiliates from the relationship  with
with a  strategy  similar  to the Fund    the  Fund,  the Board  considered  the
("Advisor Memorandum"); and a Advisor's staffing, personnel, and memorandum from Parker, Poe, Adams & methods of operating; the education
Bernstein L.L.P. (counsel to the and experience of the Advisor's Trust) to the Board regarding personnel; the Advisor's compliance considerations relevant to a review of policies and procedures; the financial investment advisory contracts by condition of the Advisor and the level
investment company trustees.              of  commitment  to the  Fund  and  the
                                          Advisor  by  the   principals  of  the
In considering the nature, extent, and Advisor; the asset level of the Fund; quality of the services provided by and the overall expenses of the Fund, the Advisor, the Board considered the including the nature and frequency of responsibilities the Advisor would advisory fee payments. The Board have under the Advisory Agreement. The reviewed the financial statements for Board reviewed the services being the Advisor and discussed the provided by the Advisor to the Fund financial stability and profitability including, without limitation, the of the firm. The Board noted that the quality of its investment advisory Fund utilizes brokerage commission services since the Fund's inception recapture programs to help offset Fund
(including         research        and    expenses.  The Board  also  considered
recommendations with respect to potential benefits for the Advisor in portfolio securities), its procedures managing the Fund, including promotion
for       formulating       investment    of the Advisor's name, the ability for
recommendations and assuring the Advisor to place small accounts compliance with the Fund's investment into the Fund, and the potential for objectives and limitations, its the Advisor to generate soft dollars coordination of services for the Fund from certain of the Fund's trades that among the Fund's service providers, may benefit the Advisor's other
and its  efforts to promote  the Fund,    clients as well. The Board then
grow the Fund's assets,  and assist in

                                                                     (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Additional Information (Unaudited)
________________________________________________________________________________

compared  the fees and expenses of the    Fund  expenses.  After further  review
Fund (including the management fee) to and discussion, the Board determined other funds comparable in terms of the that the Advisor's practices regarding type of fund, the style of investment brokerage and portfolio transactions
management,  the size of the fund, and    were satisfactory.
the nature of its investment strategy,
among other factors. The Board In considering possible conflicts of determined that the management fee and interest, the Board considered such net expense ratio were higher than the matters as the experience and ability comparable funds, but the size of the of the advisory personnel assigned to
Fund   was  much   smaller   than  the    the Fund;  the basis of  decisions  to
industry   average.   Following   this    buy or sell  securities  for the  Fund
comparison     and    upon     further    and/or the Advisor's  other  accounts;
consideration  and  discussion  of the    the method for  bunching of  portfolio
foregoing, the Board concluded that securities transactions; and the the fees to be paid to the Advisor by substance and administration of the the Fund were fair and reasonable in Advisor's code of ethics. Following relation to the nature and quality of further consideration and discussion, the services provided by the Advisor. the Board indicated that the Advisor's standards  and  practices  relating to
In considering the extent to which the identification and mitigation of economies of scale would be realized potential conflicts of interests were
as the  Fund  grows  and  whether  the    satisfactory.
advisory  fee  levels   reflect  these
economies of scale for the benefits of Based upon all of the foregoing the Fund's investors, the Board considerations, the Board, including a considered that the Fund's fee majority of the Trust's independent arrangements with the Advisor involved trustees, approved the renewal of the
only the  management  fee.  The  Board    Advisory Agreement.
determined  that, while the management
fee would remain the same at all asset    2.   Proxy Voting  Policies and Voting
levels, the Fund's  shareholders would         Record
benefit from  economies of scale under
the  Fund's  agreements  with  service    A copy of the Trust's Proxy Voting and
providers other than the Advisor. Disclosure Policy and the Advisor's Following further discussion of the Proxy Voting and Disclosure Policy are Fund's asset levels, expectations for included as Appendix B to the Fund's growth, and levels of fees, the Board Statement of Additional Information determined that, at the Fund's current and is available, without charge, upon and projected asset levels, the Fund's request, by calling 1-800-773-3863. fee arrangements were fair and Information regarding how the Fund reasonable in relation to the nature voted proxies relating to portfolio and quality of the services provided securities during the most recent
by the Advisor.                           12-month  period ended June 30 will be
                                          available  (1)  without  charge,  upon
In considering brokerage and portfolio request, by calling the Fund at the transactions, the Board considered the number above and (2) on the SEC's
Advisor's standards and performance in    website at http://www.sec.gov.
utilizing those standards to seek best
execution    for    Fund     portfolio    3.   Quarterly Portfolio Holdings
transactions,  including  the  use  of
alternative markets (e.g., direct The Fund files its complete schedule purchases from issuers or underwriters of portfolio holdings with the SEC for or, as to equity securities, "third the first and third quarters of each market" for listed securities and fiscal year on Form N-Q. The Fund's
principal     market     makers    for    Forms N-Q are  available  on the SEC's
over-the-counter securities). The website at http://www.sec.gov. You may Board also considered the anticipated review and make copies at the SEC's portfolio turnover rate for the Fund; Public Reference Room in Washington, the process by which evaluations are D.C. You may also obtain copies after made of the overall reasonableness of paying a duplicating fee by writing commissions paid; the method and basis the SEC's Public Reference Section, for selecting and evaluating the Washington, D.C. 20549-0102, by
broker-dealers  used; any  anticipated    electronic          request         to
allocation of portfolio business to publicinfo@sec.gov, or is available, persons affiliated with the Advisor; without charge, upon request, by and the opportunities for the Advisor calling the fund at 1-800-773-3863. to recapture brokerage or related fees Information on the operation of the (e.g. tender offer fees, underwriting Public Reference Room may be obtained
fees,  etc.) and credit  them  against    by calling the SEC at 202-942-8090.

                                                                     (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Additional Information (Unaudited)
________________________________________________________________________________


4.   Trustees and Officers


The business and affairs of the Fund information about the Trustees and and the Trust are managed under the officers and is available, without
direction of the Trustees. Information    charge,  upon  request by calling  the
concerning the Trustees and officers Fund toll-free at 1-800-430-3863. The of the Trust and Fund is set forth address of each Trustee and officer, below. Generally, each Trustee and unless otherwise indicated below, is officer serves an indefinite term or 116 South Franklin Street, Rocky until certain circumstances such as Mount, North Carolina 27804. The their resignation, death, or otherwise Independent Trustees received as specified in the Trust's aggregate compensation of $6,700 organizational documents. Any Trustee during the fiscal year ended October may be removed at a meeting of 31, 2005 from the Fund for their
shareholders  by a  vote  meeting  the    services  to the Fund and  Trust.  The
requirements of the Trust's Interested Trustee and officers did organizational documents. The not receive compensation from the Fund Statement of Additional Information of for their services to the Fund and
the    Fund    includes     additional    Trust.


-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
                                                                                      Number of
                                                                                    Portfolios in
                                          Length                                        Fund
                             Position(s)    of                                         Complex
         Name, Age,           held with    Time         Principal Occupation(s)      Overseen by         Other Directorships
        and Address          Fund/Trust   Served          During Past 5 Years          Trustee              Held by Trustee
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
                                                          Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
Jack E. Brinson, 73          Trustee      Since    Retired; Previously,  President        3         Mr.   Brinson   serves   as  an
                                          8/92     of   Brinson   Investment   Co.                  Independent   Trustee   of  the
                                                   (personal    investments)   and                  following:    The    Nottingham
                                                   President of Brinson Chevrolet,                  Investment Trust II for the six
                                                   Inc. (auto dealership)                           series  of  that   trust;   New
                                                                                                    Providence Investment Trust for
                                                                                                    the one  series of that  trust;
                                                                                                    Hillman   Capital    Management
                                                                                                    Investment  Trust  for  the two
                                                                                                    series  of  that   trust;   The
                                                                                                    Piedmont Investment for the one
                                                                                                    series  of  that   trust;   and
                                                                                                    Tilson Investment Trust for the
                                                                                                    two  series of that  trust (all
                                                                                                    registered           investment
                                                                                                    companies)
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
Theo H. Pitt, Jr., 69        Trustee     Since     Senior   Partner  of  Community        3         Mr.    Pitt    serves   as   an
                                         4/02      Financial          Institutions                  Independent   Trustee   of  the
                                                   Consulting, since 1997; Account                  following:    Hillman   Capital
                                                   Administrator  of Holden Wealth                  Management  Investment  for the
                                                   Management  Group  of  Wachovia                  two series of that  Trust;  The
                                                   Securities   (money  management                  Piedmont  Investment  Trust for
                                                   firm), since September, 2003                     the one  series of that  trust;
                                                                                                    and Tilson Investment Trust for
                                                                                                    the two  series  of that  trust
                                                                                                    (all   registered    investment
                                                                                                    companies)
------------------------------------------------------------------------------------------------------------------------------------
                                                           Interested Trustee*
------------------------------------------------------------------------------------------------------------------------------------
W. Whitfield Gardner, 42    Chairman     Since     Chairman  and  Chief  Executive        3                     None
Chief Executive Officer     and          6/96      Officer of Gardner  Lewis Asset
The Chesapeake Funds        Chief                  Management,   L.P.   (Advisor);
285 Wilmington-West         Executive              Chairman  and  Chief  Executive
Chester Pike                Officer                Officer of Gardner  Lewis Asset
Chadds Ford, Pennsylvania   (Principal             Management,   Inc.  (investment
19317                       Executive              advisor)
                            Officer)
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
*Basis of  Interestedness.  W. Whitfield  Gardner is an Interested  Trustee because he is an officer and principal owner of Gardner
 Lewis Asset Management, L.P., the Fund's investment advisor.
------------------------------------------------------------------------------------------------------------------------------------

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Additional Information (Unaudited)
________________________________________________________________________________

-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
                                                                                      Number of
                                                                                    Portfolios in
                                          Length                                        Fund
                             Position(s)    of                                         Complex
         Name, Age,           held with    Time         Principal Occupation(s)      Overseen by         Other Directorships
        and Address          Fund/Trust   Served          During Past 5 Years          Trustee              Held by Trustee
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
                                                                Officers
------------------------------------------------------------------------------------------------------------------------------------
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
John L. Lewis, IV, 41        President   Since     President   of  Gardner   Lewis       n/a                     n/a
The Chesapeake Funds                     12/93     Asset  Management,  L.P., since
285 Wilmington-West                                April 1990
Chester Pike
Chadds Ford,
Pennsylvania  19317
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
Tracey L. Hendricks, 38     Assistant    Since     Vice   President  of  Financial       n/a                     n/a
                            Secretary    12/04     Reporting, Tax, Internal Audit,
                            and                    and     Compliance    of    The
                            Treasurer              Nottingham              Company
                            (Principal             (administrator   to  the  Fund)
                            Financial              since  2004;  previously,  Vice
                            Officer)               President  of Special  Projects
                                                   of The Nottingham  Company from
                                                   2001 to 2004
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
Julian G. Winters, 36       Secretary    Secretary Vice   President,    Compliance       n/a                    n/a
                            and          since     Administration      of      The
                            Assistant    12/04;    Nottingham Company, since 1998
                            Treasurer    Assistant
                                         Treasurer
                                         since
                                         12/02
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
William D. Zantzinger, 43   Vice         Since     Manager of Trading of Gardner        n/a                    n/a
The Chesapeake Funds        President    12/93     Lewis Asset Management, L.P.
285 Wilmington-West
Chester Pike
Chadds Ford,
Pennsylvania  19317
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------

                                                 Deloitte & Touche LLP
                                                 Two World Financial Center
                                                 New York, New York  10281-1414
                                                 USA

                                                 Tel: +1 212 436 2000
                                                 Fax: +1 212 436 5000
                                                 www.us.deloitte.com



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Gardner Lewis Investment Trust and Shareholders of The Chesapeake Aggressive Growth Fund

We have audited the accompanying statement of assets and liabilities of The Chesapeake Aggressive Growth Fund (the "Fund"), including the schedule of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

December 14, 2005
                                                        Member of
                                                        Deloitte Touche Tohmatsu

(This page was intentionally left blank.)

________________________________________________________________________________

                            THE CHESAPEAKE AGGRESSIVE
                                   GROWTH FUND
________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust
























            This Report has been prepared for shareholders and may be
           distributed to others only if preceded or accompanied by a current prospectus.

________________________________________________________________________________


                           THE CHESAPEAKE GROWTH FUND

________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust





                                  Annual Report




                       FOR THE YEAR ENDED OCTOBER 31, 2005



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317




                           THE CHESAPEAKE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863



                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                            116 South Franklin Street
                        Rocky Mount, North Carolina 27804
                                 1-800-773-3863




This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of The Chesapeake Growth Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: equity securities risk, market risk, internal change risk, medium capitalization companies risk, investment advisor risk, overweighting in certain market sectors risk, portfolio turnover risk and short-term investments risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. The performance data reflects the maximum sales load and/or fee charges applicable. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-430-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

                   ------------------------------------------
                              THE CHESAPEAKE FUNDS
                   ------------------------------------------



                                                               December 16, 2005

2005 FISCAL YEAR COMMENTARY

CHESAPEAKE GROWTH FUND
November 1, 2004 to October 31, 2005

MARKET ENVIRONMENT. The Fund's fiscal year began just as the November 2004 presidential election concluded. In conjunction with solid earnings announcements and falling oil prices, the resolution of election related uncertainty fueled a late calendar year 2004 market rally that lasted through the end of December and accounted for most of the market's gains for calendar year 2004 (crude oil prices dropped from their high of $55 back to $40 in November/December 2004).

Oil prices began to rebound in January and investor sentiment deteriorated. By the end of March oil prices had regained their prior $55 high point, and sentiment had turned decidedly gloomy. Investors dismissed strong economic data and corporate earnings due to concerns that energy prices would drag the economy back toward recession. In April, the market began to improve as oil prices pulled back, but the tone reversed again during the summer as oil broke through the $60 level, touching $70 briefly at the end of August. At this point, investor concerns shifted to the implications for consumer strength. The direct effects of higher gasoline and heating costs in conjunction with a potentially waning housing market and higher interest rates were believed by investors to be too much for consumers to bear.

PORTFOLIO REVIEW. The following table breaks out the Fund's holdings by economic sector and compares 2004 and 2005 fiscal year-end holdings.(1)

  -------------------------------------- -------------- -------------
                Economic                     Fund           Fund
                 Sector                   10/31/2004     10/31/2005
  -------------------------------------- -------------- -------------
      Consumer Discretionary                  18%           15%
      Consumer Staples                         0%            4%
      Energy                                   4%            3%
      Financials                              14%            9%
      Health Care                             18%           27%
      Industrials                              6%            3%
      Information Technology                  31%           30%
      Materials                                7%            5%
      Telecom Services                         0%            0%
      Utilities                                2%            4%
      Cash                                     0%            0%
  -------------------------------------- -------------- -------------
      Total                                  100%          100%
  -------------------------------------- -------------- -------------

--------
(1)  For  sector   classifications,   the  Standard  &  Poor's  Global  Industry
Classification Standard (GICS) is used. Totals may not sum to 100% due to rounding.

Information Technology, Health Care, and Consumer Discretionary again represented the Fund's largest sector exposures during the year, with our Health Care weight significantly increasing from 18% to 27% through the addition of new positions like Cigna and Celgene and appreciation in holdings like Caremark and Teva Pharmaceuticals. Exposure in Financials and Consumer Discretionary declined as profits were taken in holdings like KB Home, AmeriCredit, and T. Rowe Price, while laggard positions, like Jones Apparel and Hilton Hotels, were also sold.

All sectors in the Fund were profitable except for Consumer Staples, which was our smallest sector during the year. Health Care, Financials, and Consumer Discretionary were the most significant contributors to Fund profits, and Energy and Materials both posted strong returns.

The Fund's most important individual contributors to profits this fiscal year included Activision (games), Google (web search), Caremark RX (pharmacy benefit management), Crown Holdings (packaging), and INAMED (medical equipment). Notable detractors included: Boston Scientific (medical devices), Nu Skin Enterprises (personal care products), Teradyne (semiconductor equipment), Seagate Technology (data storage), and Mercury Interactive (enterprise software).

Please refer to the Portfolio of Investments section of the Annual Report for a complete listing of Fund holdings and the amount each represents of the portfolio.

OUTLOOK. The economic recovery appears to be still intact. But as is always the case, some parts of the economy are doing better than others, and some companies are performing better than their peers. There has been much discussion about the impact of higher energy costs, the implications of a flat yield curve, the housing market, and the sustainability of consumer spending. These big picture topics have served to distract investors from important distinctions in business trends at the company level.

Consumer strength provides but one example. We have been cautious regarding consumer spending due to concerns about an overextended consumer, softening housing markets, higher interest rates, and higher fuel prices. But that broad overview of `the consumer' misses important specifics regarding individual consumer related businesses. Activision was the portfolio's leading contributor this year, benefiting from a broad proprietary line of quality game products and a generational upgrade of game consoles. While we may agree that general consumer spending has risk of a slowdown, we also believe that not all consumer spending has the same risk. To the extent that consumers tighten their budgets, we think apparel and restaurants will suffer more than consumer electronics. Ongoing developments in media and entertainment delivery continue to garner a large share of consumer attention. The iPod, TiVo, high definition and flat panel televisions, new cell phones and smart phones, satellite radio, and the Xbox 360 could drive a lot of traffic into stores like Circuit City, even if at the expense of traditional department stores.

The Fund's largest sector exposure remains Information Technology. We continue to believe that corporate spending on networks and other technology infrastructure will remain healthy, and will be more predictable than general consumer spending. Corporate balance sheets are generally strong, and we think their cap ex budgets will show moderate and sustainable growth. This means that the outlook for companies like EMC (enterprise storage) and Juniper Networks (networking products) should be more predictable. And to the extent that the Fund's technology related holdings depend on consumer electronics demand, we think that segment of consumer spending will weather consumer slowdown better than other areas.

While the discussion thus far has focused on Information Technology and Consumer Discretionary investments, the Fund has investments in companies throughout all parts of the economy and remains broadly diversified. Health Care related companies now represent a much larger exposure than Consumer Discretionary investments, and the Fund's holdings within Health Care are diverse - HMOs, hospitals, generic and branded pharmaceuticals, and medical devices are all represented. While general trends in the Health Care part of the economy are mixed - evidenced by the struggling year that Merck and Pfizer had - there are companies in most every segment that have improving outlooks that we believe may not be fully appreciated by investors distracted by broader themes and trends.

Like others, we think about the flat yield curve, a slowing housing market, higher energy prices, and other structural macroeconomic issues. But it does not deter us from trying to find exciting businesses that are succeeding despite macroeconomic headwinds. In last year's commentary, we concluded with the following summary of our process, which is as relevant today as a year ago.

     ...While other investment approaches might focus on economic factors, we concentrate on business prospects at the company level. We make thousands of calls and visits to business leaders each year in an effort to better understand changes occurring in and around their companies. Our interviews with companies' competitors, customers, and suppliers let us understand the entire economic food chain, and often give us our most valuable insights into our own portfolio companies' prospects. While we believe the U.S. economy remains healthy, we take greater comfort in the fundamental strength of our portfolio companies, which are characterized by growing profitability, reasonable valuations, and low debt levels.

Sincerely,

/s/Whitfield Gardner                                /s/ John Lewis
____________________                                ______________
W. Whitfield Gardner                                John L. Lewis


Investment in the Fund is subject to investment risks, including, without limitation, equity securities risk, market risk, portfolio turnover risk, short-term investment risk, investment adviser risk, overweighting in certain market sectors risk and market segment risk.

An investor should consider the investment objectives, risks and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling the Fund directly at (800) 430-3863 or the Fund's Adviser at (610) 558-2800. The prospectus should be read carefully before investing.

Statements in this Annual Report reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.

           Underwriter and Distributor: Capital Investment Group, Inc.
                116 South Franklin Street, Rocky Mount, NC 27804
                              Phone (800) 773-3863

THE CHESAPEAKE GROWTH FUND - Institutional Shares

Performance Update - $1,000,000 Investment

For the period from October 31, 1995 to October 31, 2005.

------------------------------------------------------------------- ----------------------------------------------------------------
[Line Graph Here]
               The Chesapeake                                       Performance Returns for the periods ended October 31, 2005.
                 Growth Fund                                        ----------------------------------------------------------------
                Institutional    S&P 500 Total      Russell
                   Shares        Return Index     2000 Index        Average Annual                     One        Five       Ten
                   ------        ------------     ----------        Total Returns                      Year       Year       Year
                                                                    ------------------------------- ---------- ---------- ----------
 10/31/1995     $1,000,000        $1,000,000      $1,000,000        The Chesapeake Growth Fund        14.73%    (7.76%)     5.28%
 10/31/1996      1,025,554         1,240,946       1,167,500        ------------------------------- ---------- ---------- ----------
 10/31/1997      1,336,677         1,639,441       1,507,157
 10/31/1998      1,164,927         1,999,973       1,331,811        Cumulative Total                              Final Value of
 10/31/1999      1,585,090         2,513,353       1,530,790        Investment Returns               Ten Year  $1,000,000 Investment
 10/31/2000      2,503,998         2,666,443       1,800,325        ------------------------------- ---------- ---------------------
 10/31/2001      1,361,569         2,002,391       1,574,582        The Chesapeake Growth Fund         67.24%        $1,672,365
 10/31/2002      1,043,815         1,699,906       1,392,582        ------------------------------- ---------- ---------------------
 10/31/2003      1,425,182         2,053,493       1,996,646        S&P 500 Total Return Index        144.29%        $2,442,907
 10/31/2004      1,457,669         2,246,977       2,232,089        ------------------------------- ---------- ---------------------
 10/31/2005      1,672,365         2,442,907       2,504,024        Russell 2000 Index                150.40%        $2,504,024
                                                                    ------------------------------- ---------- ---------------------

------------------------------------------------------------------------------------------------------------------------------------
This graph assumes an initial  investment of $1,000,000 at October 31, 1995. All dividends and distributions  are reinvested.  This graph depicts the performance of The Chesapeake Growth Fund (the "Fund")  Institutional  Shares versus the S&P
500 Total Return Index and the Russell 2000 Index.  It is important to note that the Fund is a  professionally  managed  mutual  fund while the  indices  are not available  for  investment  and are  unmanaged.  The  comparison  is  shown  for illustrative purposes only.
------------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.


                                                   Beginning                       Ending
                                                 Account Value                  Account Value                 Expenses Paid
Expense Example                                   May 1, 2005                 October 31, 2005               During Period*
---------------------------------------- ------------------------------ ----------------------------- ------------------------------
Actual                                             $1,000.00                     $1,105.50                       $10.30
---------------------------------------- ------------------------------ ----------------------------- ------------------------------
Hypothetical (5% return before expenses)           $1,000.00                     $1,015.43                        $9.86
---------------------------------------- ------------------------------ ----------------------------- ------------------------------

     * Actual Expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 1.94%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 ( to reflect the number of days in the current fiscal period).

THE CHESAPEAKE GROWTH FUND - Class A Investor Shares

Performance Update - $25,000 Investment

For the period from October 31, 1995 to October 31, 2005.

------------------------------------------------------------------- ----------------------------------------------------------------
[Line Graph Here]
              The Chesapeake                                        Performance Returns for the periods ended October 31, 2005.
                Growth Fund                                         ----------------------------------------------------------------
                 Class A          S&P 500 Total     Russell
             Investor Shares      Return Index     2000 Index       Average Annual                     One        Five       Ten
             ---------------      ------------     ----------       Total Returns                      Year       Year       Year
                                                                    ------------------------------- ---------- ---------- ----------
 10/31/1995     $24,250             $25,000         $25,000         The Chesapeake Growth Fund
 10/31/1996      24,805              31,024          29,188         - No Sales Load                   14.49%    (8.23%)     4.82%
 10/31/1997      32,206              40,986          37,679         ------------------------------- ---------- ---------- ----------
 10/31/1998      27,961              49,999          33,295         The Chesapeake Growth Fund
 10/31/1999      37,902              62,834          38,270         - 3% Maximunm Sales Load          11.06%    (8.79%)     4.50%
 10/31/2000      59,662              66,661          45,008         ------------------------------- ---------- ---------- ----------
 10/31/2001      32,311              50,060          39,365
 10/31/2002      24,574              42,498          34,815         Cumulative Total                               Final Value of
 10/31/2003      33,254              51,337          49,916         Investment Returns               Ten Year    $25,000 Investment
 10/31/2004      33,916              56,174          55,802         ------------------------------- ---------- ---------------------
 10/31/2005      38,831              61,073          62,601         The Chesapeake Growth Fund
                                                                    - No Sales Load                   60.13%           $40,032
                                                                    ------------------------------- ---------- ---------------------
                                                                    The Chesapeake Growth Fund
                                                                    - 3% Maximum Sales Load           55.32%           $38,831
                                                                    ------------------------------- ---------- ---------------------
                                                                    S&P 500 Total Return Index        144.29%          $61,073
                                                                    ------------------------------- ---------- ---------------------
                                                                    Russell 2000 Index                150.40%          $62,601
                                                                    ------------------------------- ---------- ---------------------

------------------------------------------------------------------------------------------------------------------------------------
This graph  assumes an initial  investment  of $25,000 at October 31, 1995.  All dividends and distributions  are reinvested.  This graph depicts the performance of The  Chesapeake  Growth Fund (the "Fund") Class A Investor  Shares versus the
S&P 500 Total Return  Index and the Russell 2000 Index.  It is important to note that the Fund is a professionally  managed mutual fund while the indices are not available  for  investment  and are  unmanaged.  The  comparison  is  shown  for illustrative purposes only.
------------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                   Beginning                       Ending
                                                 Account Value                  Account Value                 Expenses Paid
Expense Example                                   May 1, 2005                 October 31, 2005               During Period*
---------------------------------------- ------------------------------ ----------------------------- ------------------------------
Actual                                             $1,000.00                     $1,104.10                       $11.61
---------------------------------------- ------------------------------ ----------------------------- ------------------------------
Hypothetical (5% return before expenses)           $1,000.00                     $1,014.17                       $11.12
---------------------------------------- ------------------------------ ----------------------------- ------------------------------

     * Actual Expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 2.19%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 (to reflect the number of days in the current fiscal period).

THE CHESAPEAKE GROWTH FUND

Schedule of Investments


As of October 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                       Market Value
                                     Shares           (Note 1)                                          Shares           (Note 1)
------------------------------------------------------------------  ----------------------------------------------------------------

COMMON STOCKS - 100.00%                                             Insurance - 5.43%
                                                                      AFLAC, Inc.                       10,100         $    482,578
Agriculture - 3.12%                                                   CIGNA Corporation                  6,145              712,021
  Monsanto Company                   10,900         $    686,809                                                       ------------
                                                    ------------                                                          1,194,599
                                                                                                                       ------------
                                                                    Internet - 8.67%
Beverages - 1.96%                                                   * CheckFree Corporation              7,200              306,000
  The Coca-Cola Company              10,100              432,078    * Emdeon Corporation                41,200              379,040
                                                    ------------    * Google Inc.                        1,485              552,628
                                                                    * Symantec Corporation              28,133              670,972
Biotechnology - 2.65%                                                                                                  ------------
* Celegne Corporation                10,400              583,440                                                          1,908,640
                                                    ------------                                                       ------------

Commercial Services - 3.19%                                         Investment Company - 2.22%
* Apollo Group, Inc.                  6,100              384,422      American Capital
  Cendant Corporation                18,300              318,786        Strategies, Ltd.                13,000              488,280
                                                    ------------                                                       ------------
                                                         703,208    Lodging - 1.68%
                                                    ------------    * Wynn Resorts, Ltd.                 7,900              368,772
Computers - 6.42%                                                                                                      ------------
* EMC Corporation                    39,000              544,440    Media - 3.76%
  FactSet Research                                                  u Grupo Televisa SA de CV            5,100              372,810
    Systems, Inc.                    15,800              554,106    * XM Satellite Radio
* Seagate Technology                 21,700              314,433        Holdings Inc.                   15,800              455,514
                                                    ------------                                                       ------------
                                                       1,412,979                                                            828,324
                                                    ------------                                                       ------------
                                                                    Oil & Gas Services - 1.62%
Diversified Financial Services - 4.50%                              * National-Oilwell Varco, Inc.       5,700              356,079
  Capital One Financial                                                                                                ------------
     Corporation                      8,900              679,515    Packaging & Containers - 1.83%
  Chicago Mercantile Exchange                                       * Crown Holdings Inc.               24,800              402,256
     Holdings, Inc.                     850              310,378                                                       ------------
                                                    ------------    Pharmaceuticals - 7.36%
                                                         989,893    * Caremark Rx, Inc.                 13,600              712,640
                                                    ------------    u Teva Pharmaceutical
Electric - 3.92%                                                        Industries Ltd.                 12,070              460,108
  Constellation Energy Group          5,800              317,840    * Viropharma Inc.                   23,300              446,428
* Reliant Energy Inc.                42,900              544,830                                                       ------------
                                                    ------------                                                          1,619,176
                                                         862,670                                                       ------------
                                                    ------------    Retail - 6.32%
Engineering & Construction - 1.45%                                    Circuit City Stores, Inc.         20,100              357,579
* McDermott International, Inc.       8,800              319,704      Foot Locker, Inc.                 11,800              229,392
                                                    ------------      Nu Skin Enterprises, Inc.         20,400              343,536
                                                                      Ross Stores, Inc.                 17,000              459,680
Healthcare - Products - 8.76%                                                                                          ------------
* Boston Scientific Corporation       11,500             288,880                                                          1,390,187
* INAMED Corporation                   6,700             476,370                                                       ------------
* St. Jude Medical, Inc.              16,100             773,927
* Zimmer Holdings, Inc.                6,100             388,997
                                                    ------------
                                                       1,928,174
                                                    ------------
Healthcare - Services - 3.38%
* Humana Inc.                         11,000             488,290
* Tenet Healthcare Corporation        30,300             255,126
                                                    ------------
                                                         743,416
                                                    ------------


                                                                                                                        (Continued)

THE CHESAPEAKE GROWTH FUND

Schedule of Investments


As of October 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value
                                     Shares           (Note 1
------------------------------------------------------------------  ----------------------------------------------------------------

COMMON STOCKS - (Continued)                                         The following abbreviations are used in the portfolio:
                                                                    Ltd. - Limited (Various)
Semiconductors - 7.31%                                              SA de CV - Convertible Securities (Mexican)
  Applied Materials, Inc.            18,700         $    306,306
* MEMC Electronic
    Materials, Inc.                  25,900              464,646
  Microchip Technology, Inc.         14,300              431,431    Summary of Investments by Industry
* Teradyne, Inc.                     30,100              407,554
                                                    ------------                                         % of Net
                                                       1,609,937    Industry                              Assets           Value
                                                    ------------    ----------------------------------------------------------------
Software - 2.75%                                                    Agriculture                            3.12%       $    686,809
* Activision, Inc.                   38,444              606,262    Beverages                              1.96%            432,078
                                                    ------------    Biotechnology                          2.65%            583,440
                                                                    Commercial Services                    3.19%            703,208
Telecommunications - 9.87%                                          Computers                              6.42%          1,412,979
* Comverse Technology, Inc.          21,800              547,180    Diversified Financial Services         4.50%            989,893
* Corning Incorporated               25,600              514,304    Electric                               3.92%            862,670
* Juniper Networks, Inc.             20,000              466,600    Engineering & Construction             1.45%            319,704
  Motorola, Inc.                     11,700              259,272    Healthcare - Products                  8.76%          1,928,174
  Qualcomm, Inc.                      9,700              385,672    Healthcare - Services                  3.38%            743,416
                                                    ------------    Insurance                              5.43%          1,194,599
                                                       2,173,028    Internet                               8.67%          1,908,640
                                                    ------------    Investment Company                     2.22%            488,280
Transportation - 1.83%                                              Lodging                                1.68%            368,772
* Swift Transportation Co., Inc.     22,100              403,325    Media                                  3.76%            828,324
                                                    ------------    Oil & Gas Services                     1.62%            356,079
                                                                    Packaging & Containers                 1.83%            402,256
Total Common Stock (Cost $18,233,128)                 22,011,236    Pharmaceuticals                        7.36%          1,619,176
                                                    ------------    Private Investment Company             0.42%             91,707
                                                                    Retail                                 6.32%          1,390,187
PRIVATE INVESTMENT COMPANY - 0.42%                                  Semiconductors                         7.31%          1,609,937
(B) Pamlico Short-Term Income Fund                                  Software                               2.75%            606,262
      (Cost $91,707)                 91,707               91,707    Telecommunications                     9.87%          2,173,028
                                                    ------------    Transportation                         1.83%            403,325
                                                                    ----------------------------------------------------------------
Total Investments                                                   Total                                100.42%       $ 22,102,943
      (Cost $18,324,835) - 100.42%                  $ 22,102,943
Liabilities in Excess of Other Assets - (0.42%)          (92,414)
                                                    ------------

Net Assets - 100.00%                                $ 22,010,529
                                                    ============

*   Non-income producing investment.
(B) Restricted security - A restricted security cannot be resold to the general public without prior  registration  under the
    Securities  Act of 1933.  Restricted  securities  are valued according to the guidelines  and  procedures  adopted by the
    Board of Trustees. The Fund currently holds 91,707 shares of
    Pamlico Enhanced Cash Trust at a cost of $91,707.  The total fair value of this  security at October 31, 2005 is $91,707, which represents 0.42% of the net assets.
u   American Depositary Receipt.


See Notes to Financial Statements

THE CHESAPEAKE GROWTH FUND

Statement of Assets and Liabilities


As of October 31, 2005
--------------------------------------------------------------------------------

Assets:
  Investments, at value (cost $18,324,835) .....................   $ 22,102,943
  Receivables:
     Investments sold .........................................         459,746
     Fund shares sold .........................................           1,360
     Dividends ................................................           2,107
  Prepaid expenses ............................................           5,623
                                                                   ------------

  Total assets ................................................      22,571,779
                                                                   ------------

Liabilities:
  Payables:
     Investments purchased ....................................         504,560
     Fund shares repurchased ..................................           1,710
  Accrued expenses ............................................          36,693
  Other liability .............................................          18,287
                                                                   ------------

  Total liabilities ...........................................         561,250
                                                                   ------------

Net Assets ....................................................    $ 22,010,529
                                                                   ============

Net Assets Consist of:
  Capital (par value and paid in surplus) .....................    $ 87,382,654
  Accumulated net realized loss on investments ................     (69,150,233)
  Net unrealized appreciation on investments ..................       3,778,108
                                                                   ------------

  Total Net Assets ............................................    $ 22,010,529
                                                                   ============

Institutional Shares Outstanding, no par value
     (unlimited authorized shares) ............................       1,436,505
  Net Assets - Institutional Shares ...........................      17,011,576
                                                                   ------------
  Net asset value, offering price and redemption price
      per share ...............................................    $      11.84
                                                                   ============

Class A Investor Shares Outstanding, no par value
      (unlimited authorized shares) ...........................         448,651
  Net Assets - Class A Investor Shares ........................       4,998,953
                                                                   ------------
  Net asset value, offering price and redemption price
      per share ...............................................    $      11.14
                                                                   ============

  Maximum Offering Price Per Share (100 / 97 of $11.14) .......    $      11.48
                                                                   ============





See Notes to Financial Statements

THE CHESAPEAKE GROWTH FUND

Statement of Operations


For the Year ended October 31, 2005
--------------------------------------------------------------------------------

Investment Income:
  Dividends .....................................................       181,657
                                                                   ------------

  Total Income ..................................................       181,657
                                                                   ------------

Expenses:
  Advisory fees (note 2) ........................................       251,539
  Administration fees (note 2) ..................................        43,865
  Transfer agent fees (note 2) ..................................        27,000
  Fund accounting fees (note 2) .................................        56,515
  Compliance fees (note 2) ......................................         3,833
  Custody fees (note 2) .........................................         9,031
  Distribution and service fees - Class A Investor Shares
      (note 3) ..................................................        14,754
  Legal fees ....................................................        14,593
  Audit and tax preparation fees ................................        21,998
  Other professional fees .......................................         6,572
  Blue sky administration fees ..................................         9,229
  Registration and filing expenses ..............................        22,000
  Shareholder servicing expenses ................................         2,500
  Printing expenses .............................................         5,403
  Trustee fees and meeting expenses .............................         8,001
  Securities pricing fees .......................................         4,433
  Other operating expenses ......................................         9,000
                                                                   ------------

  Total Expenses ................................................       510,266

  Expense reductions (note 7) ...................................        (8,040)
                                                                   ------------

  Net Expenses ..................................................       502,226
                                                                   ------------

Net Investment Loss .............................................      (320,569)
                                                                   ------------

Net Realized and Unrealized Gain on Investments

  Net realized gain from investment transactions ..............       5,699,613
  Change in unrealized appreciation on investments ............      (1,792,227)
                                                                   ------------

Net Realized and Unrealized Gain on Investments ...............       3,907,386
                                                                   ------------

Net Increase in Net Assets Resulting from Operations .........     $  3,586,817
                                                                   ============






See Notes to Financial Statements

THE CHESAPEAKE GROWTH FUND

Statements of Changes in Net Assets


For the fiscal years ended October 31,                                                         2005               2004
-----------------------------------------------------------------------------------------------------------------------------

Operations:
     Net investment loss .........................................................       $   (320,569)      $   (414,268)
     Net realized gain from investment transactions ..............................          5,699,613          5,664,457
     Change in unrealized appreciation on investments ............................         (1,792,227)        (4,588,772)
                                                                                         ------------       ------------

Net Increase in Net Assets Resulting from Operations .............................          3,586,817            661,417
                                                                                         ------------       ------------

Capital Share Transactions: (note 6)
     Institutional Shares
         Shares sold .............................................................            758,553            516,257
         Shares repurchased ......................................................         (7,772,780)        (9,154,307)
                                                                                         ------------       ------------
     Class A Investor Shares
         Shares sold .............................................................            134,542             62,013
         Shares repurchased ......................................................         (2,756,070)        (2,063,851)
                                                                                         ------------       ------------

Decrease from Capital Share Transactions .........................................         (9,635,755)       (10,639,888)
                                                                                         ------------       ------------

Net Decrease in Net Assets .......................................................         (6,048,938)        (9,978,471)

Net Assets:
     Beginning of year ...........................................................         28,059,467         38,037,938
                                                                                         ------------       ------------
     End of year .................................................................       $ 22,010,529       $ 28,059,467
                                                                                         ============       ============

Undistributed Net Investment Income ..............................................       $         --       $         --
                                                                                         ============       ============










See Notes to Financial Statements

THE CHESAPEAKE GROWTH FUND

Financial Highlights

                                                                                     Institutional Shares
                                             ---------------------------------------------------------------------------------------
For a share outstanding during the                                             October 31,                           February 28,
fiscal years and period ended,                     2005         2004         2003           2002        2001 (a)        2001
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period         $      10.33  $      10.09  $       7.39  $       9.65  $      13.35  $      33.08

Income (Loss) from Investment Operations
   Net investment loss                              (0.16)        (0.14)        (0.10)        (0.09)        (0.06)        (0.15)
   Net realized and unrealized
      gain (loss) on securities                      1.67          0.38          2.80         (2.16)        (3.64)        (8.38)
                                             ------------  ------------  ------------  ------------  ------------  ------------

Total from Investment Operations                     1.51          0.24          2.70         (2.25)        (3.70)        (8.53)
                                             ------------  ------------  ------------  ------------  ------------  ------------

Less Distributions:
   Distributions (from capital gains)                   -             -             -         (0.01)            -        (11.20)
                                             ------------  ------------  ------------  ------------  ------------  ------------

Total Distributions                                     -             -             -         (0.01)            -        (11.20)
                                             ------------  ------------  ------------  ------------  ------------  ------------

Net Asset Value, End of Period               $      11.84  $      10.33  $      10.09  $       7.39  $       9.65  $      13.35
                                             ============  ============  ============  ============  ============  ============

Total return                                        14.62 %        2.28 %       36.54 %      (23.34)%      (27.72)%      (32.25)%
                                             ============  ============  ============  ============  ============  ============

Net Assets, End of Period
   (in thousands)                            $     17,012  $     21,282  $     29,451  $     43,565  $     58,667  $     75,221
                                             ============  ============  ============  ============  ============  ============
Average Net Assets for the Period
   (in thousands)                            $     19,252  $     23,104  $     33,836  $      6,491  $     70,560  $     91,661
                                             ============  ============  ============  ============  ============  ============

Ratios of:
Gross Expenses to Average Net Assets                 1.97 %        1.77 %        1.35 %        1.26 %        1.23 % (b)    1.18 %
Net Expenses to Average Net Assets                   1.94 %        1.70 %        1.25 %        1.20 %        1.20 % (b)    1.17 %
Net Investment Loss to Average Net Assets           (1.22)%       (1.28)%       (0.86)%       (0.97)%       (0.74)% (b)   (0.93)%

Portfolio turnover rate                             78.03 %       78.37 %       85.67 %      104.17 %       96.61 %      124.81 %


(a)  For the period from March 1, 2001 to October 31, 2001 (note 1).
(b)  Annualized.














(Continued)

THE CHESAPEAKE GROWTH FUND

Financial Highlights

                                                                              Class A Investor Shares
                                             ---------------------------------------------------------------------------------------
For a share outstanding during the                                         October 31,                              February 28,
fiscal years and period ended,                     2005         2004         2003           2002        2001 (a)        2001
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period         $       9.75  $       9.54  $       7.05  $       9.28  $      12.88  $      32.47

Income (Loss) from Investment Operations
   Net investment loss                              (0.19)        (0.17)        (0.16)        (0.17)        (0.11)        (0.22)
   Net realized and unrealized
      gain (loss) on securities                      1.58          0.38          2.65         (2.05)        (3.49)        (8.17)
                                             ------------  ------------  ------------  ------------  ------------  ------------

Total from Investment Operations                     1.39          0.21          2.49         (2.22)        (3.60)        (8.39)
                                             ------------  ------------  ------------  ------------  ------------  ------------

Less Distributions:
   Distributions (from capital gains)                   -             -             -         (0.01)            -        (11.20)
                                             ------------  ------------  ------------  ------------  ------------  ------------

Total Distributions                                     -             -             -         (0.01)            -        (11.20)
                                             ------------  ------------  ------------  ------------  ------------  ------------

Net Asset Value, End of Period               $      11.14  $       9.75  $       9.54  $       7.05  $       9.28  $      12.88
                                             ============  ============  ============  ============  ============  ============

Total return                                        14.26 %        1.99 %       35.32 %      (23.95)%      (27.89)%      (32.52)%
                                             ============  ============  ============  ============  ============  ============

Net Assets, End of Period
   (in thousands)                            $      4,999  $      6,778  $      8,587  $      8,452  $     15,225  $     25,779
                                             ============  ============  ============  ============  ============  ============
Average Net Assets for the Period
   (in thousands)                            $      5,902  $      7,757  $      8,172  $     12,853  $     21,118  $     34,766
                                             ============  ============  ============  ============  ============  ============

Ratios of:
Gross Expenses to Average Net Assets                 2.22 %        2.02 %        2.25 %        1.93 %        1.72 % (b)    1.53 %
Net Expenses to Average Net Assets                   2.19 %        1.95 %        2.16 %        1.87 %        1.69 % (b)    1.51 %
Net Investment Loss to Average Net Assets           (1.46)%       (1.54)%       (1.77)%       (1.63)%       (1.23)% (b)   (1.28)%

Portfolio turnover rate                             78.03 %       78.37 %       85.67 %      104.17 %       96.61 %      124.81 %



(a)  For the period from March 1, 2001 to October 31, 2001 (note 1).
(b)  Annualized.
(c)  Total return does not reflect payment of a sales charge.













See Notes to Financial Statements

THE CHESAPEAKE GROWTH FUND

Notes to Financial Statements
________________________________________________________________________________

1.   Organization    and   Significant    Official    Closing    Price.    Other
     Accounting Policies                  securities      traded      in     the
                                          over-the-counter   market  and  listed
The   Chesapeake   Growth   Fund  (the    securities   for  which  no  sale  was
"Fund") is a series fund. The Fund is reported on that date are valued at part of The Gardner Lewis Investment the most recent bid price. Securities Trust (the "Trust"), which was and assets for which representative organized as a Massachusetts business market quotations are not readily trust and is registered under the available (e.g., if the exchange on
Investment  Company  Act of 1940  (the    which  the   portfolio   security   is
"1940 Act"), as amended, as an principally traded closes early or if open-ended management investment trading of the particular portfolio company. The Fund is classified as security is halted during the day and diversified as defined in the 1940 does not resume prior to the Fund's
Act.                                      net asset value  calculation) or which
                                          cannot be accurately  valued using the
The Chesapeake Growth Fund commenced Fund's normal pricing procedures are operations on August 12, 1992. The valued at fair value as determined in Fund changed its fiscal year-end from good faith under policies approved by
February 28 to October 31 beginning the Trustees. A portfolio security's with the fiscal period ended October "fair value" price may differ from the 31, 2001. The investment objective of price next available for that the Fund is to seek capital portfolio security using the Fund's appreciation through investment in normal pricing procedures. Investment equity securities of medium and large companies are valued at net asset capitalization companies, consisting value. Instruments with maturities of primarily of common and preferred 60 days or less are valued at stocks and securities convertible into amortized cost, which approximates
common stocks.                            market value.

The  Institutional  Shares are offered    Investment Transactions and Investment
to institutional  investors  without a    Income
sales charge and bear no distribution Investment transactions are accounted and service fees. The Class A Investor for as of the date purchased or sold Shares are offered with a sales charge (trade date). Dividend income is
and bear distribution fees.               recorded  on  the  ex-dividend   date.
                                          Certain    dividends    from   foreign
Each class of shares has equal rights securities will be recorded as soon as as to assets of the Fund, and the the Trust is informed of the dividend classes are identical except for if such information is obtained differences in their sales charge subsequent to the ex-dividend date. structures and ongoing distribution Interest income is recorded on the
and  service  fees.  Income,  expenses    accrual     basis     and     includes
(other than  distribution  and service    amortization    of    discounts    and
fees,  which are only  attributable to    premiums.   Gains   and   losses   are
the Investor Shares), and realized and determined on the identified cost unrealized gains or losses on basis, which is the same base used for
investments   are  allocated  to  each    federal income tax purposes.
class  of   shares   based   upon  its
relative net assets. Both classes have    Expenses
equal voting privileges, except where The Fund bears expenses incurred otherwise required by law or when the specifically on its behalf as well as
Board of Trustees (the "Trustees") a portion of general expenses, which determines that the matter to be voted are allocated according to methods
on affects  only the  interests of the    approved annually by the Trustees.
shareholders of a particular class.
                                          Restricted Security Transactions
The following accounting policies have Although Pamlico Enhanced Cash Trust been consistently followed by the Fund ("Pamlico") meets the definition of a and are in conformity with accounting restricted security as defined in Reg.
principles generally accepted in the ss.210.6-03 (f) of Regulation S-X of United States of America in the the Securities and Exchange
investment company industry.              Commission,  the Board has  determined
                                          that   a   restricted   security,   as
Investment Valuation                      indicated as a fundamental  limitation
The Fund's  investments  in securities    of the  Fund,  must  also be  illiquid
are   carried  at  value.   Securities    (i.e.   the  fund  cannot   reasonably
listed on an exchange or quoted on a expect to receive the amount at which national market system are valued at it values the security within seven
the last  sales  price as of 4:00 p.m.    days).   Pamlico  is  designed  as  an
Eastern Time. Securities traded in the overnight sweep instrument for the NASDAQ over-the-counter market are fund and as such, investments in this
generally   valued   at   the   NASDAQ    security are available on demand.



                                                                     (Continued)

THE CHESAPEAKE GROWTH FUND

Notes to Financial Statements
________________________________________________________________________________

Dividend Distributions                    2.   Transactions with Affiliates
The Fund may  declare  and  distribute
dividends from net  investment  income    Advisor
(if any) annually. Distributions from The Fund pays a monthly advisory fee capital gains (if any) are generally to Gardner Lewis Asset Management, declared and distributed annually. The (the "Advisor") based upon the annual Fund may also make a supplemental rate of 1.00% of the Fund's average
distribution  subsequent to the end of    daily net assets.
its fiscal year.
                                          Administrator
Estimates                                 The Fund pays a monthly administration
The preparation of financial fee to The Nottingham Company (the statements in conformity with "Administrator") based upon the accounting principles generally average daily net assets of the accepted in the United States of respective share class and calculated
America requires management to make at the annual rates as shown below. estimates and assumptions that affect The Administrator also receives a fee the amount of assets, liabilities, to procure and pay the custodian for expenses and revenues reported in the the funds, additional compensation for financial statements. Actual results fund accounting and recordkeeping
could differ from those estimates.        service  and  additional  compensation
                                          for certain  costs  involved  with the
Federal Income Taxes                      daily  valuation of securities  and as
The  Fund  is  considered  a  personal    reimbursement     for    out-of-pocket
holding   company  as  defined   under    expenses.  A  breakdown  of  these  is
Section  542 of the  Internal  Revenue    provided   in  the   schedule  on  the
Code  since  50% of the  value  of the    following page.
Fund's  shares was owned  directly  or
indirectly    by   five    or    fewer    Compliance Services
individuals at certain times during The Nottingham Compliance Services, the last half of the year. As personal LLC, a fully owned affiliate of the holding company, the Fund is subject Nottingham Company, provides services to federal income taxes on which assists the Trust's Chief undistributed personal holding company Compliance Officer in monitoring and income at the maximum individual testing the policies and procedures of
income  tax  rate.  No  provision  for    the   Trust   in   conjunction    with
income taxes is included in the requirements under Rule 38a-1 of the accompanying financial statements, as Securities and Exchange Commission.
the Fund intends to distribute to For the fiscal year ended October 31, shareholders all taxable investment 2005, NCS received $3,833 for these
income   and   realized    gains   and    services.
otherwise  complies with  Subchapter M
of   the    Internal    Revenue   Code    Transfer Agent
applicable  to  regulated   investment    North Carolina  Shareholder  Services,
companies.                                LLC   ("Transfer   Agent")  serves  as
                                          transfer,    dividend   paying,    and
Indemnifications                          shareholder  servicing  agent  for the
Under the Fund's organizational Fund. It receives compensation for its documents, its officers and Trustees services based upon a $15 per are indemnified against certain shareholder per year, subject to a
liabilities   arising   out   of   the    minimum fee of $1,500 per month,  plus
performance  of  their  duties  to the    $750 per  month  for  each  additional
Fund.  In  addition,   in  the  normal    class of shares.
course of  business,  the Fund  enters
into  contracts with their vendors and    Distributor
others   that   provide   for  general    Capital  Investment  Group,  Inc. (the
indemnifications. The fund's maximum "Distributor") serves as the Fund's exposure under these arrangements is principal underwriter and distributor. unknown as this would involve future The Distributor receives any sales claims that may be made against the charges imposed on purchases of shares Fund. The Fund expects the risk of and re-allocates a portion of such
loss to be remote.                        charges  to dealers  through  whom the
                                          sale was made,  if any. For the fiscal
                                          year  ended  October  31,  2005,   the
                                          Distributor retained no sales charges.

                                          Certain  Trustees  and officers of the
                                          Trust are also officers of the Advisor
                                          or the Administrator.

                                                                     (Continued)

THE CHESAPEAKE GROWTH FUND

Notes to Financial Statements
________________________________________________________________________________

-------------------- ------------ --------------------- ------------ ------------------- -------------- ---------- -----------------
                                                                                               Fund Accounting
         Administration Fees                    Custody Fees                                  Asset Based Fees
                                                                                                                        Blue Sky
     Average Net        Annual          Average Net        Annual     Fund Accounting       Average       Annual     Administration
       Assets            Rate             Assets            Rate       Fees (monthly)      Net Assets      Rate       Fees (annual)
-------------------- ------------ --------------------- ------------ ------------------- -------------- ---------- -----------------
Annual Fee             $12,500     First $100 million       0.02%
All Assets               0.075%     Over $100 million      0.009%         $2,250           All Assets      0.01%     $150 per state
-------------------- ------------ --------------------- ------------ ------------------- -------------- ---------- -----------------

3.   Distribution and Service Fees        income  and gains  realized  in future
                                          years, and (3) unrealized appreciation
The Trustees,  including a majority of    or  depreciation  of  investments  for
the Trustees  who are not  "interested    federal  income tax purposes.  For the
persons"  of the Trust as  defined  in    year ended,  October 31,  2005,  there
the Act,  adopted a distribution  plan    was no  undistributed  ordinary income
with  respect  to the Class A Investor    or undistributed long-term gains.
Shares  pursuant  to Rule 12b-1 of the
Act (the "Plan"). Rule 12b-1 regulates    Accumulated   capital   losses   noted
the   manner  in  which  a   regulated    represent net capital loss  carryovers
investment company may assume costs of    as of  October  31,  2005  that may be
distributing  and  promoting the sales    available  to offset  future  realized
of its  shares  and  servicing  of its    capital   gains  and  thereby   reduce
shareholder    accounts.    The   Plan    future taxable gain distributions.
provides   that  the  Fund  may  incur
certain  costs,  which may not  exceed    Other  book  tax  differences  in  the
0.25% per annum of the  average  daily    current  year  primarily   consist  of
net assets of Class A Investor  Shares    permanent differences.
for each year  elapsed  subsequent  to
adoption  of the Plan,  for payment to    ---------------- ------------------- --------------
the  Distributor  and others for items      Accumulated     Other Book to Tax     Net Tax
such as advertising expenses,  selling     Capital Losses      Differences      Appreciation
expenses, commissions, travel or other    ---------------- ------------------- --------------
expenses reasonably intended to result      $68,916,782         $142,788         $3,778,108
in sales of Class A Investor Shares of    ---------------- ------------------- --------------
the  Fund  or  support   servicing  of
shareholder    accounts.    The   Fund    Accumulated capital losses noted below
incurred  $14,754 in distribution  and    represent     net     capital     loss
service   fees  under  the  Plan  with    carry-forwards,   as  of  October  31,
respect to Class A Investor Shares for    2005,  that may be available to offset
the  fiscal  year  ended  October  31,    future  realized   capital  gains  and
2005.                                     thereby  reduce  future  taxable gains
                                          distributions.  The table  below shows
4.   Purchases and Sales of Investment    the    expiration    dates    of   the
     Securities                           carryovers.

For the fiscal year ended  October 31,    ----------------------------------------------
2005,  the aggregate cost of purchases    Capital Loss Carry-forward Expiration Schedule
and proceeds  from sales of investment    For the year ended October 31, 2005
securities    (excluding    short-term        October 31, 2009       October 31, 2010
securities) were as follows:              ----------------------- ----------------------
                                               $43,398,678             $25,518,104
---------------- ---------------------    ----------------------- ----------------------
   Purchases         Proceeds from        Capital loss carry-forwards subject to
      of               Sales of           annual limitations.
   Securities         Securities
---------------- ---------------------    The aggregate cost of investments  and
   $19,468,267       $29,365,720          the    composition    of    unrealized
---------------- ---------------------    appreciation   and   depreciation   of
                                          investment   securities   for  federal
There  were no  purchases  or sales of    income tax  purposes as of October 31,
long-term U.S. Government  Obligations    2005  are  noted  below.  The  primary
during the fiscal  year ended  October    difference   between   book   and  tax
31, 2005.                                 appreciation    or   depreciation   of
                                          investments    is   wash   sale   loss
5.   Federal Income Tax                   deferrals.

The tax components of capital shown in    ---------------- ----------------- -----------------
the  following  table  represent:  (1)                      Aggregate Gross   Aggregate Gross
distribution   requirements  the  Fund      Federal Tax       Unrealized        Unrealized
must  satisfy  under  the  income  tax        Cost           Appreciation      Depreciation
regulations,  (2) losses or deductions    ---------------- ----------------- -----------------
the Fund may be able to offset against      $18,323,791       $4,653,622        ($877,320)
                                          ---------------- ----------------- -----------------

                                                                     (Continued)

THE CHESAPEAKE GROWTH FUND

Notes to Financial Statements
________________________________________________________________________________

The    amount   of    dividends    and    transactions,  net  investment  losses
distributions from net investment and capital loss carry-forwards. income and net realized capital gains Certain permanent differences such as are determined in accordance with tax returns of capital and net federal income tax regulations which investment losses, if any, would be may differ from generally accepted classified against capital. There were accounting principles. These no dividends or distributions of net differences are due to differing investment income or net realized
treatments   for  items  such  as  net    gains  paid  during  the  fiscal  year
short-term  gains,  deferral  of  wash    ended October 31, 2005.
sale    losses,    foreign    currency


6.   Capital Share Transactions

---------------------------------------------------- ----------------------------------------- -------------------------------------
                                                                Institutional Class                    Class A Investor Class
For the fiscal year ended,
October 31,                                                  2005                 2004                2005               2004
---------------------------------------------------- --------------------- ------------------- ------------------- -----------------
Transactions in Fund Shares
   Shares sold                                              66,912                50,226               12,190             6,464
   Reinvested distributions                                      -                    -                    -                 -
   Shares repurchased                                     (689,749)             (908,611)            (258,821)         (210,940)
Net (Decrease) in Capital Share Transactions              (622,837)             (858,385)            (246,631)         (204,476)
Shares Outstanding, Beginning of year                    2,059,342             2,917,727              695,282           899,758
Shares Outstanding, End of year                          1,436,505             2,059,342              448,651           695,282
---------------------------------------------------- --------------------- ------------------- ------------------- -----------------

7.   Expense Reductions


The  advisor  has  transacted  certain
portfolio trades with brokers who paid
a portion of the Fund's expenses.  For
the  fiscal  year  ended  October  31,
2005, the Fund's expenses were reduced
by $8,040 under these agreements.






                                                                     (Continued)

THE CHESAPEAKE GROWTH FUND

Additional Information (Unaudited)
________________________________________________________________________________

1.   Approval of  Investment  Advisory    grow the Fund's assets,  and assist in
     Agreement                            the  distribution of Fund shares.  The
                                          Board noted that the Trust's principal
The Advisor supervises the Fund's executive officer, president, and vice investments pursuant to an Investment president are employees of the Advisor
Advisory Agreement ("Advisory and served the Trust without Agreement"). During the Fund's most additional compensation. The Board recent fiscal half-year, the Advisory also noted that the Trust's chief Agreement came up for renewal. The compliance officer is an employee of Trust's Board of Trustees unanimously the Advisor as well. After reviewing approved the renewal of the Advisory the foregoing information and further Agreement for another year at a Board information in the Advisor Memorandum
Meeting on October 13, 2005.              (e.g.,  descriptions  of the Advisor's
                                          business, the Fund's and the Advisor's
In considering whether to renew the compliance programs, and the Advisor's Advisory Agreement, the Board reviewed Form ADV), the Board concluded that and considered such information as the the nature, extent, and quality of the Board deemed reasonably necessary, services provided by the Advisor were including the following material satisfactory and adequate for the
factors:  (i) the nature,  extent, and    Fund.
quality of the services to be provided
by the Advisor to the Fund; (ii) the In considering the investment investment performance of the Fund and performance of the Fund and the the Advisor; (iii) the costs of the Advisor, the Board compared the short services to be provided and profits to and long-term performance of the Fund be realized by the Advisor and its with the performance of its benchmark affiliates from the relationship with index, comparable funds with similar the Fund, including any benefits objectives and size managed by other derived or to be derived by the investment advisors, and comparable Advisor from the relationship with the peer group indices (e.g., Morningstar
Fund; (iv) the extent to which category averages). The Board also economies of scale would be realized considered the consistency of the as the Fund grows and whether advisory Advisor's management of the Fund with fee levels reflect these economies of the Fund's investment objective and scale for the benefits of the Fund's policies. After reviewing the short investors; (v) brokerage and portfolio and long-term investment performance transactions; and (vi) possible of the Fund, the Advisor's experience
conflicts of interest.                    managing  the Fund and other  advisory
                                          accounts,   the  Advisor's  historical
To aid it in its review, the Board investment performance, and other reviewed various informational factors, the Board concluded that the materials including, without investment performance of the Fund and
limitation,  a copy  of  the  Advisory    the Advisor was satisfactory.
Agreement  for the Fund;  a memorandum
from   the   Advisor   to  the   Board    In   considering   the  costs  of  the
including information about the services to be provided and profits to Advisor, its business, its finances, be realized by the Advisor and its its personnel, its services to the affiliates from the relationship with Fund, and comparative expense ratio the Fund, the Board considered the
information  for  other  mutual  funds    Advisor's  staffing,   personnel,  and
with a  strategy  similar  to the Fund    methods of  operating;  the  education
(the "Advisor Memorandum"); and a and experience of the Advisor's memorandum from Parker, Poe, Adams & personnel; the Advisor's compliance
Bernstein L.L.P. (counsel to the policies and procedures; the financial Trust) to the Board regarding condition of the Advisor, and the considerations relevant to a review of level of commitment to the Fund and investment advisory contracts by the Advisor by the principals of the
investment company trustees.              Advisor;  the asset level of the Fund;
                                          and the overall  expenses of the Fund,
In considering the nature, extent, and including the nature and frequency of quality of the services provided by advisory fee payments. The Board the Advisor, the Board considered the reviewed the financial statements for responsibilities the Advisor would the Advisor and discussed the have under the Advisory Agreement. The financial stability and profitability Board reviewed the services being of the firm. The Board noted that the provided by the Advisor to the Fund Fund utilizes brokerage commission including, without limitation, the recapture programs to help offset Fund
quality  of  its  investment  advisory    expenses.  The Board  also  considered
services  since the  Fund's  inception    potential  benefits for the Advisor in
(including         research        and    managing the Fund, including promotion
recommendations with respect to of the Advisor's name, the ability for portfolio securities), its procedures the Advisor to place small accounts
for       formulating       investment    into the Fund,  and the  potential for
recommendations and assuring the Advisor to generate soft dollars compliance with the Fund's investment from certain of the Fund's trades that objectives and limitations, its may benefit the Advisor's other coordination of services for the Fund clients as well. The Board then among the Fund's service providers, compared the fees and expenses of the and its efforts to promote the Fund, Fund (including the management fee) to
                                                                     (Continued)

THE CHESAPEAKE GROWTH FUND

Additional Information (Unaudited)
________________________________________________________________________________

other funds comparable in terms of the    the Fund;  the basis of  decisions  to
type of fund, the style of investment buy or sell securities for the Fund management, the size of the fund, and and/or the Advisor's other accounts;
the nature of its investment strategy,    the method for  bunching of  portfolio
among other factors. The Board securities transactions; and the determined that the management fee was substance and administration of the lower than some of the comparable Advisor's code of ethics. Following funds and higher than others, but the further consideration and discussion, net expense ratio was higher than the the Board indicated that the Advisor's comparable funds and the industry standards and practices relating to average. Following this comparison and the identification and mitigation of upon further consideration and potential conflicts of interests were
discussion of the foregoing, the Board    satisfactory.
concluded  that the fees to be paid to
the Advisor by the Fund were fair and Based upon all of the foregoing reasonable in relation to the nature considerations, the Board, including a and quality of the services to be majority of the Trust's independent
provided by the Advisor.                  trustees,  approved the renewal of the
                                          Advisory Agreement.
In  considering  the  extent  to which
economies  of scale  would be realized    2.   Proxy Voting  Policies and Voting
as the  Fund  grows  and  whether  the         Record
advisory  fee  levels   reflect  these
economies of scale for the benefits of A copy of the Trust's Proxy Voting and the Fund's investors, the Board Disclosure Policy and the Advisor's considered that the Fund's fee Proxy Voting and Disclosure Policy are arrangements with the Advisor involved included as Appendix B to the Fund's only the management fee. The Board Statement of Additional Information determined that, while the management and is available, without charge, upon fee would remain the same at all asset request, by calling 1-800-773-3863. levels, the Fund's shareholders would Information regarding how the Fund benefit from economies of scale under voted proxies relating to portfolio the Fund's agreements with service securities during the most recent providers other than the Advisor. 12-month period ended June 30 will be Following further discussion of the available (1) without charge, upon Fund's asset levels, expectations for request, by calling the Fund at the growth, and levels of fees, the Board number above and (2) on the SEC's
determined that, at the Fund's current    website at http://www.sec.gov.
and projected asset levels, the Fund's
fee   arrangements   were   fair   and    3.   Quarterly Portfolio Holdings
reasonable  in  relation to the nature
and  quality  of  the  services  to be    The Fund files its  complete  schedule
provided by the Advisor.                  of portfolio holdings with the SEC for
                                          the first and third  quarters  of each
In considering brokerage and portfolio fiscal year on Form N-Q. The Fund's transactions, the Board considered the Forms N-Q is available on the SEC's Advisor's standards and performance in website at http://www.sec.gov. You may utilizing those standards to seek best review and make copies at the SEC's execution for Fund portfolio Public Reference Room in Washington, transactions, including the use of D.C. You may also obtain copies after alternative markets (e.g., direct paying a duplicating fee by writing purchases from issuers or underwriters the SEC's Public Reference Section, or, as to equity securities, "third Washington, D.C. 20549-0102 or by
market"  for  listed   securities  and    electronic          request         to
principal     market     makers    for    publicinfo@sec.gov,  or is  available,
over-the-counter    securities).   The    without  charge,   upon  request,   by
Board also considered the anticipated calling the fund at 1-800-773-3863. portfolio turnover rate for the Fund; Information on the operation of the the process by which evaluations are Public Reference Room may be obtained
made of the overall  reasonableness of    by calling the SEC at 202-942-8090.
commissions paid; the method and basis
for  selecting  and   evaluating   the    4.   Information  about  Trustees  and
broker-dealers  used; any  anticipated         Officers
allocation  of  portfolio  business to
persons  affiliated  with the Advisor;    The  business  and affairs of the Fund
and the opportunities for the Advisor and the Trust are managed under the to recapture brokerage or related fees direction of the Trustees. Information (e.g. tender offer fees, underwriting concerning the Trustees and officers fees, etc.) and credit them against of the Trust and Fund is set forth
Fund  expenses.  After further  review    below.  Generally,  each  Trustee  and
and discussion,  the Board  determined    officer  serves an indefinite  term or
that the Advisor's practices regarding until certain circumstances such as brokerage and portfolio transactions their resignation, death, or otherwise
were satisfactory.                        as    specified    in   the    Trust's
                                          organizational  documents. Any Trustee
In considering  possible  conflicts of    may  be   removed   at  a  meeting  of
interest, the Board considered such shareholders by a vote meeting the matters as the experience and ability requirements of the Trust's of the advisory personnel assigned to
                                                                     (Continued)

THE CHESAPEAKE GROWTH FUND

Additional Information (Unaudited)
________________________________________________________________________________

organizational documents. The Mount, North Carolina 27804. The Statement of Additional Information of Independent Trustees received the Fund includes additional aggregate compensation of $6,700 information about the Trustees and during the fiscal year ended October officers and is available, without 31, 2005 from the Fund for their
charge,  upon  request by calling  the    services  to the Fund and  Trust.  The
Fund toll-free at 1-800-430-3863. The Interested Trustee and officers did address of each Trustee and officer, not receive compensation from the Fund unless otherwise indicated below, is for their services to the Fund and
116  South  Franklin   Street,   Rocky    Trust.


-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
                                                                                      Number of
                                                                                    Portfolios in
                                          Length                                        Fund
                             Position(s)    of                                         Complex
         Name, Age,           held with    Time         Principal Occupation(s)      Overseen by         Other Directorships
        and Address          Fund/Trust   Served          During Past 5 Years          Trustee              Held by Trustee
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
                                                          Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
Jack E. Brinson, 73          Trustee      Since    Retired; Previously,  President        3         Mr.   Brinson   serves   as  an
                                          8/92     of   Brinson   Investment   Co.                  Independent   Trustee   of  the
                                                   (personal    investments)   and                  following:    The    Nottingham
                                                   President of Brinson Chevrolet,                  Investment Trust II for the six
                                                   Inc. (auto dealership)                           series  of  that   trust;   New
                                                                                                    Providence Investment Trust for
                                                                                                    the one  series of that  trust;
                                                                                                    Hillman   Capital    Management
                                                                                                    Investment  Trust  for  the two
                                                                                                    series  of  that   trust;   The
                                                                                                    Piedmont Investment for the one
                                                                                                    series  of  that   trust;   and
                                                                                                    Tilson Investment Trust for the
                                                                                                    two  series of that  trust (all
                                                                                                    registered           investment
                                                                                                    companies)
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
Theo H. Pitt, Jr., 69        Trustee     Since     Senior   Partner  of  Community        3         Mr.    Pitt    serves   as   an
                                         4/02      Financial          Institutions                  Independent   Trustee   of  the
                                                   Consulting, since 1997; Account                  following:    Hillman   Capital
                                                   Administrator  of Holden Wealth                  Management  Investment  for the
                                                   Management  Group  of  Wachovia                  two series of that  Trust;  The
                                                   Securities   (money  management                  Piedmont  Investment  Trust for
                                                   firm), since September, 2003                     the one  series of that  trust;
                                                                                                    and Tilson Investment Trust for
                                                                                                    the two  series  of that  trust
                                                                                                    (all   registered    investment
                                                                                                    companies)
------------------------------------------------------------------------------------------------------------------------------------
                                                           Interested Trustee*
------------------------------------------------------------------------------------------------------------------------------------
W. Whitfield Gardner, 42    Chairman     Since     Chairman  and  Chief  Executive        3                     None
Chief Executive Officer     and          6/96      Officer of Gardner  Lewis Asset
The Chesapeake Funds        Chief                  Management,   L.P.   (Advisor);
285 Wilmington-West         Executive              Chairman  and  Chief  Executive
Chester Pike                Officer                Officer of Gardner  Lewis Asset
Chadds Ford, Pennsylvania   (Principal             Management,   Inc.  (investment
19317                       Executive              advisor)
                            Officer)
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
*Basis of  Interestedness.  W. Whitfield  Gardner is an Interested  Trustee because he is an officer and principal owner of Gardner
 Lewis Asset Management, L.P., the Fund's investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         (Continued)

THE CHESAPEAKE AGGRESSIVE GROWTH FUND

Additional Information (Unaudited)
________________________________________________________________________________

-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
                                                                                      Number of
                                                                                    Portfolios in
                                          Length                                        Fund
                             Position(s)    of                                         Complex
         Name, Age,           held with    Time         Principal Occupation(s)      Overseen by         Other Directorships
        and Address          Fund/Trust   Served          During Past 5 Years          Trustee              Held by Trustee
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
                                                                Officers
------------------------------------------------------------------------------------------------------------------------------------
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
John L. Lewis, IV, 41        President   Since     President   of  Gardner   Lewis       n/a                     n/a
The Chesapeake Funds                     12/93     Asset  Management,  L.P., since
285 Wilmington-West                                April 1990
Chester Pike
Chadds Ford,
Pennsylvania  19317
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
Tracey L. Hendricks, 38     Assistant    Since     Vice   President  of  Financial       n/a                     n/a
                            Secretary    12/04     Reporting, Tax, Internal Audit,
                            and                    and     Compliance    of    The
                            Treasurer              Nottingham              Company
                            (Principal             (administrator   to  the  Fund)
                            Financial              since  2004;  previously,  Vice
                            Officer)               President  of Special  Projects
                                                   of The Nottingham  Company from
                                                   2001 to 2004
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
Julian G. Winters, 36       Secretary    Secretary Vice   President,    Compliance       n/a                    n/a
                            and          since     Administration      of      The
                            Assistant    12/04;    Nottingham Company, since 1998
                            Treasurer    Assistant
                                         Treasurer
                                         since
                                         12/02
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
William D. Zantzinger, 43   Vice         Since     Manager of Trading of Gardner        n/a                    n/a
The Chesapeake Funds        President    12/93     Lewis Asset Management, L.P.
285 Wilmington-West
Chester Pike
Chadds Ford,
Pennsylvania  19317
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------

                                                 Deloitte & Touche LLP
                                                 Two World Financial Center
                                                 New York, New York  10281-1414
                                                 USA

                                                 Tel: +1 212 436 2000
                                                 Fax: +1 212 436 5000
                                                 www.us.deloitte.com



REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Gardner Lewis Investment Trust and Shareholders of The Chesapeake Growth Fund

We have audited the accompanying statement of assets and liabilities of The Chesapeake Growth Fund (the "Fund"), including the schedule of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
December 14, 2005
                                                        Member of
                                                        Deloitte Touche Tohmatsu

________________________________________________________________________________

                           THE CHESAPEAKE GROWTH FUND
________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust
























            This Report has been prepared for shareholders and may be
       distributed to others only if preceded or accompanied by a current prospectus.

________________________________________________________________________________


                         THE CHESAPEAKE CORE GROWTH FUND

________________________________________________________________________________


                 a series of the Gardner Lewis Investment Trust





                                  Annual Report




                       FOR THE YEAR ENDED OCTOBER 31, 2005



                               INVESTMENT ADVISOR
                         Gardner Lewis Asset Management
                        285 Wilmington-West Chester Pike
                         Chadds Ford, Pennsylvania 19317




                         THE CHESAPEAKE CORE GROWTH FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-430-3863



                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                            116 South Franklin Street
                        Rocky Mount, North Carolina 27804
                                 1-800-773-3863





This report and the financial statements contained herein are submitted for the general information of the shareholders of The Chesapeake Core Growth Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of The Chesapeake Core Growth Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of the principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: equity securities risk, market risk, portfolio turnover risk, short-term investments risk, investment advisor risk, overweighting in certain market sectors risk and market segment risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-430-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

                   ------------------------------------------
                              THE CHESAPEAKE FUNDS
                   ------------------------------------------


                                                               December 10, 2005


2005 FISCAL YEAR COMMENTARY

CHESAPEAKE CORE GROWTH FUND
November 1, 2004 to October 31, 2005

MARKET ENVIRONMENT. The Fund's fiscal year began just as the November 2004 presidential election concluded. In conjunction with solid earnings announcements and falling oil prices, the resolution of election related uncertainty fueled a late calendar year 2004 market rally that lasted through the end of December and accounted for most of the market's gains for calendar year 2004 (crude oil prices dropped from their high of $55 back to $40 in November/December 2004).

Oil prices began to rebound in January and investor sentiment deteriorated. By the end of March oil prices had regained their prior $55 high point, and sentiment had turned decidedly gloomy. Investors dismissed strong economic data and corporate earnings due to concerns that energy prices would drag the economy back toward recession. In April, the market began to improve as oil prices pulled back, but the tone reversed again during the summer as oil broke through the $60 level, touching $70 briefly at the end of August. At this point, investor concerns shifted to the implications for consumer strength. The direct effects of higher gasoline and heating costs in conjunction with a potentially waning housing market and higher interest rates were believed by investors to be too much for consumers to bear. The market closed the Fund's fiscal year on October 31st right where it began in January, though it was up 8.72% during the full Fund fiscal year.

PORTFOLIO REVIEW. The following table breaks out the Fund's holdings by economic sector and compares 2004 and 2005 fiscal year-end holdings to those of the S&P 500 index.(1)

--------------------------- ------------ ------------ ------------ -------------
          Economic            S&P 500        Fund        S&P 500        Fund
           Sector            10/31/2004   10/31/2004   10/31/2005    10/31/2005
--------------------------- ------------ ------------ ------------ -------------
Consumer Discretionary           11%         16%           11%         20%
Consumer Staples                 11%          2%           10%          4%
Energy                            7%          8%            9%          4%
Financials                       21%         21%           21%         13%
Health Care                      13%         16%           13%         21%
Industrials                      12%          9%           11%          6%
Information Technology           16%         26%           15%         25%
Materials                         3%          2%            3%          3%
Telecom Services                  3%          0%            3%          0%
Utilities                         3%          0%            3%          3%
Cash                              0%          0%            0%          0%
--------------------------- ------------ ------------ ------------ -------------
 Total                          100%        100%          100%        100%
--------------------------- ------------ ------------ ------------ -------------

--------
(1)  For  sector   classifications,   the  Standard  &  Poor's  Global  Industry
Classification Standard (GICS) is used. Totals may not sum to 100% due to rounding.

Sector weightings in the Fund shifted somewhat during the fiscal year, with exposure in Health Care and Consumer Discretionary sectors rising, offset by decreases in exposure to Energy and Financials. The Fund's sector weights are generally limited to plus or minus 10% when compared to the S&P 500 index in order to avoid outsized sector related risk, and to focus the investment process on stock selection rather than sector or market timing decisions.

During the Fund's fiscal year, most economic sectors in the S&P 500 index posted profits, with Energy related names posting the strongest performance. Within the Fund, all sectors were profitable except Consumer Discretionary and Utilities where marginal losses were experienced. Staples, Energy, Financials, Health Care, and Materials Fund investments all generated average returns in excess of 10% during the Fund's fiscal year.

The Fund's most important individual contributors to profits this fiscal year included Google (software), Caremark RX (pharmacy benefit management), Corning (fiber optics/display), Motorola (wireless equipment), and Teva Pharmaceutical (drugs/generics). Notable detractors included Apollo Group (schools), Tenet Healthcare (hospitals), Tyco (conglomerate), Boston Scientific (medical devices), and Mercury Interactive (enterprise software).

Please refer to the Portfolio of Investments section of the Annual Report for a complete listing of Fund holdings and the amount each represents of the portfolio.

OUTLOOK. The economic recovery appears to be still intact. But as is always the case, some parts of the economy are doing better than others, and some companies are performing better than their peers. There has been much discussion about the impact of higher energy costs, the implications of a flat yield curve, the housing market, and the sustainability of consumer spending. These big picture topics have served to distract investors from important distinctions in business trends at the company level.

Consumer strength provides but one example. We have been cautious regarding consumer spending due to concerns about an overextended consumer, softening housing markets, higher interest rates, and higher fuel prices. But that broad overview of `the consumer' misses important specifics regarding individual consumer related businesses. Target suffered little this summer as Wal-Mart was struggling with a significant slowdown in their customers' spending. But Wal-Mart has re-tuned some of their merchandising and is beginning to take back some of their lost market share. The Fund profited nicely in Target during the fiscal year, while avoiding Wal-Mart. While we may agree that general consumer spending has risk of a slowdown, we also believe that not all consumer spending has the same risk. To the extent that consumers tighten their budgets, we think apparel and restaurants will suffer more than consumer electronics. Ongoing developments in media and entertainment delivery continue to garner a large share of consumer attention. The iPod, TiVo, high definition and flat panel televisions, new cell phones and smart phones, satellite radio, and the Xbox 360 are driving a lot of traffic into stores like Best Buy, even if at the expense of traditional department stores.

One of the Fund's largest sector exposures remains Information Technology. We continue to believe that corporate spending on networks and other technology infrastructure will remain healthy, and will be more predictable than general consumer spending. Corporate balance sheets are generally strong, and we think their cap ex budgets will show moderate and sustainable growth. This means that the outlook for companies like EMC (enterprise storage) and Juniper Networks (networking products) should be more predictable. And to the extent that the Fund's technology related holdings depend on consumer electronics demand, we think that segment of consumer spending will weather consumer slowdown better than other areas.

While the discussion thus far has focused on Technology and Consumer investments, the Fund has investments in companies throughout all parts of the economy and remains broadly diversified. Health Care related companies represent a slightly larger exposure than Consumer Discretionary investments, and the Fund's holdings within Health Care are diverse - HMOs, hospitals, generic and branded pharmaceuticals, and medical devices are all represented. While general trends in the Health Care part of the economy are mixed - evidenced by the struggling year that Merck and Pfizer had - there are companies in most every segment that have improving outlooks that we believe may not be fully appreciated by investors distracted by broader themes and trends.

Like others, we think about the flat yield curve, a slowing housing market, higher energy prices, and other structural macroeconomic issues. But it does not deter us from trying to find exciting businesses that are succeeding despite macroeconomic headwinds. In last year's commentary, we concluded with the following summary of our process, which is as relevant today as a year ago.

     ...While other investment approaches might focus on economic factors, we concentrate on business prospects at the company level. We make thousands of calls and visits to business leaders each year in an effort to better understand changes occurring in and around their companies. Our interviews with companies' competitors, customers, and suppliers let us understand the entire economic food chain, and often give us our most valuable insights into our own portfolio companies' prospects. While we believe the U.S. economy remains healthy, we take greater comfort in the fundamental strength of our portfolio companies, which are characterized by growing profitability, reasonable valuations, and low debt levels.

Sincerely,

 /s/ W. Whitfield Gardner                          /s/ John L. Lewis

    W. Whitfield Gardner                             John L. Lewis


Investment in the Fund is subject to investment risks, including, without limitation, equity securities risk, market risk, portfolio turnover risk, short-term investment risk, investment adviser risk, overweighting in certain market sectors risk and market segment risk.

An investor should consider the investment objectives, risks and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available by calling the Fund directly at (800) 430-3863 or the Fund's Adviser at (610) 558-2800. The prospectus should be read carefully before investing.

Statements in this Annual Report reflect projections or expectations of future financial or economic performance of the Fund and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.

           Underwriter and Distributor: Capital Investment Group, Inc.
                116 South Franklin Street, Rocky Mount, NC 27804
                              Phone (800) 773-3863

THE CHESAPEAKE CORE GROWTH FUND

Performance Update - $10,000 Investment

For the period from September 29, 1997 (Date of Initial Public Investment) to October 31, 2005.

------------------------------------------------------------------- ----------------------------------------------------------------
                 The Chesapeake       S&P 500                       Performance Returns for the periods ended October 31, 2005.
                   Core Growth      Total Return                    ----------------------------------------------------------------
                      Fund             Index
                      ----             -----                        Average Annual                     One        Five      Since
  9/29/1997         $10,000          $10,000                        Total Returns                      Year       Year    Inception*
 10/31/1997           9,780            9,605                        ------------------------------- ---------- --------- -----------
 10/31/1998          10,529           11,717                        The Chesapeake Core Growth
 10/31/1999          15,678           14,724                        Fund                               9.54%    (1.02%)     9.41%
 10/31/2000          21,806           15,621                        ------------------------------- ---------- ---------- ----------
 10/31/2001          15,094           11,731
 10/31/2002          13,362            9,959                        Cumulative Total                  Since        Final Value of
 10/31/2003          18,135           12,030                        Investment Returns              Inception*   $10,000 Investment
 10/31/2004          18,908           13,164                        ------------------------------- ---------- ---------------------
 10/31/2005          20,712           14,312                        The Chesapeake Core Growth
                                                                    Fund                             107.12%          $20,712
                                                                    ------------------------------- ---------- ---------------------
                                                                    S&P 500 Total Return Index        43.12%          $14,312
                                                                    ------------------------------- ---------- ---------------------
                                                                    *The Fund's inception date - September 29,  1997  (Date  of
                                                                    Initial   Public   Investment).
--------------------------------------------------------------------------------------------------- ---------- ---------------------

This graph assumes an initial investment of $10,000 at September 29, 1997 (Date of Initial Public Investment). All dividends and distributions are reinvested. This graph depicts the performance of The Chesapeake Core Growth Fund (the "Fund") versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
--------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


Fund Expenses
--------------------------------------------------------------------------------
As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                   Beginning                       Ending
                                                 Account Value                  Account Value                 Expenses Paid
Expense Example                                   May 1, 2005                 October 31, 2005               During Period*
---------------------------------------- ------------------------------ ----------------------------- ------------------------------
Actual                                             $1,000.00                     $1,069.70                       $7.04
---------------------------------------- ------------------------------ ----------------------------- ------------------------------
Hypothetical (5% return before expenses)           $1,000.00                     $1,018.40                       $6.87
---------------------------------------- ------------------------------ ----------------------------- ------------------------------

     * Actual Expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 1.35%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365 (to reflect the number of days in the current fiscal period).

THE CHESAPEAKE CORE GROWTH FUND

Schedule of Investments


As of October 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value                                                       Market Value
                                     Shares           (Note 1)                                          Shares           (Note 1)
------------------------------------------------------------------  ----------------------------------------------------------------

COMMON STOCKS - 99.97%                                              Internet - 6.00%
                                                                    * Google Inc.                       50,050        $  18,625,607
Agriculture - 3.16%                                                 * Symantec Corporation             799,000           19,056,150
  Monsanto Company                  315,100        $  19,854,451                                                      -------------
                                                   -------------                                                         37,681,757
                                                                                                                      -------------
Beverages - 1.94%                                                   Lodging - 2.83%
  The Coca-Cola Company             285,400           12,209,412      Starwood Hotels & Resorts
                                                   -------------        Worldwide, Inc.                304,230           17,776,159
                                                                                                                      -------------
Commercial Services - 3.57%                                         Media - 8.83%
* Apollo Group, Inc.                171,700           10,820,534    * Comcast  Corporation             591,621           16,216,332
  Cendant Corporation               667,200           11,622,624      Time Warner, Inc.                868,800           15,490,704
                                                   -------------      The Walt Disney Company          446,300           10,876,331
                                                      22,443,158    * XM Satellite Radio Holdings Inc. 446,100           12,861,063
                                                   -------------                                                      -------------
Computer Services - 2.92%                                                                                                55,444,430
* EMC Corporation                 1,311,900           18,314,124                                                      -------------
                                                   -------------
                                                                    Miscellaneous - Manufacturing - 3.69%
Cosmetics/Personal Care - 2.52%                                       3M Co.                           149,590           11,365,848
  Procter & Gamble Company          283,150           15,853,569      Tyco International Ltd.          447,340           11,805,303
                                                   -------------                                                      -------------
                                                                                                                         23,171,151
Diversified Financial Services - 10.61%                                                                               -------------
  American Express Company          383,800           19,101,726    Oil & Gas - Equipment & Services - 4.17%
  Capital One Financial                                             * National-Oilwell, Inc.           213,925           13,363,895
     Corporation                    251,800           19,224,930    * Transocean Inc.                  223,200           12,831,768
  Chicago Mercantile Exchange                                                                                         -------------
     Holdings, Inc.                  23,200            8,471,480                                                         26,195,663
  Goldman Sachs Group, Inc.         157,100           19,852,727                                                      -------------
                                                   -------------    Pharmaceuticals - 10.84%
                                                      66,650,863    * Caremark Rx, Inc.                445,900           23,365,160
                                                   -------------    u GlaxoSmithKline plc              270,000           14,037,300
 Electric - 3.30%                                                   u Novartis AG                      260,125           13,999,927
  Constellation Energy Group        115,100            6,307,480    u Teva Pharmaceutical
  TXU Corporation                   142,800           14,387,100        Industries Ltd.                437,920           16,693,510
                                                   -------------                                                      -------------
                                                      20,694,580                                                         68,095,897
                                                   -------------                                                      -------------
                                                                    Retail - 4.88%
Healthcare - Products - 5.91%                                         Target Corporation               348,500           19,407,965
* Boston Scientific Corporation     271,225            6,813,172      TJX Companies, Inc.              522,295           11,245,011
* St. Jude Medical, Inc.            403,630           19,402,494                                                      -------------
* Zimmer Holdings, Inc.             171,400           10,930,178                                                         30,652,976
                                                   -------------                                                      -------------
                                                      37,145,844
                                                   -------------    Semiconductors - 5.43%
Healthcare - Services - 1.05%                                         Applied Materials, Inc.          831,800           13,624,884
* Tenet Healthcare Corporation      780,130            6,568,695    * MEMC Electronic Materials, Inc.  489,100            8,774,454
                                                   -------------      Microchip Technology, Inc.       387,200           11,681,824
                                                                                                                      -------------
Insurance - 5.67%                                                                                                        34,081,162
  AFLAC, Inc.                       295,900           14,138,102                                                      -------------
  CIGNA Corporation                 185,150           21,453,330    Software - 3.59%
                                                   -------------      Adobe Systems, Inc.              295,500            9,529,875
                                                      35,591,432    * Electronic Arts Inc.             228,310           12,986,273
                                                   -------------                                                      -------------
                                                                                                                         22,516,148
                                                                                                                      -------------


                                                                                                                         (Continued)

THE CHESAPEAKE CORE GROWTH FUND

Schedule of Investments


As of October 31, 2005

------------------------------------------------------------------------------------------------------------------------------------
                                                    Market Value
                                     Shares           (Note 1
------------------------------------------------------------------  ----------------------------------------------------------------

COMMON STOCKS - (Continued)                                         The  following  acronyms  and  abbreviations  are  used in  this portfolio:
Telecommunications - 9.06%
* Cisco Systems, Inc.               452,000        $   7,887,400    AG - Aktiengesellschaft (Germany & Switzerland)
* Corning Incorporated              632,500           12,706,925    Ltd. - Limited (Various)
* Juniper Networks, Inc.            584,660           13,640,118    PLC - Public Limited Company (British)
  Motorola, Inc.                    328,395            7,277,232
  Qualcomm, Inc.                    387,900           15,422,904
                                                   -------------
                                                      56,934,579
                                                   -------------
                                                                    Summary of Investments by Industry
Total Common Stocks (Cost $593,908,390)              627,876,050
                                                   -------------                                    % of Net
                                                                    Industry                          Assets              Value
                                                                    ---------------------------------------------------------------
PRIVATE INVESTMENT COMPANY - 3.03%                                  Agriculture                        3.16%         $  19,854,451
 (B) Pamlico Short-Term Income Fund                                 Beverages                          1.94%            12,209,412
     (Cost $19,000,838)          19,000,838           19,000,838    Commercial Services                3.57%            22,443,158
                                                   -------------
                                                                    Computer Services                  2.92%            18,314,124
Total Investments                                                   Cosmetics/Personal Care            2.52%            15,853,569
     (Cost $612,909,228) - 103.00%                 $ 646,876,888    Diversified Financial Services    10.61%            66,650,863
Liabilities in Excess of                                            Electric                           3.30%            20,694,580
     Other Assets - (3.00%)                          (18,827,911)   Healthcare - Products              5.91%            37,145,844
                                                   -------------
                                                                    Healthcare - Services              1.05%             6,568,695
Net Assets - 100.00%                               $ 628,048,977    Insurance                          5.67%            35,591,432
                                                   =============
                                                                    Internet                           6.00%            37,681,757
*   Non-income producing investment.                                Lodging                            2.83%            17,776,159
(B) Restricted security - A restricted security cannot be resold    Miscellaneous - Manufacturing      3.69%            23,171,151
    to thMediaeral public without prior  registrat8.83%nder  the    Oil & Gas - Equipment & Services   4.17%            26,195,663
    S55,444,430Act  of 1933.  Restricted  securities  are valued    Pharmaceuticals                   10.84%            68,095,897
    according to the guidelines  and  procedures  adopted by the    Private Investment Company         3.03%            19,000,838
    Board of  Trustees.  The  Fund  currently  holds  19,000,838    Retail                             4.88%            30,652,976
    shares  of  Pamlico  Short  Term  Income  Fund  at a cost of    Semiconductors                     5.43%            34,081,162
    $19,000,838.  The  total  fair  value  of this  security  at    Software                           3.59%            22,516,148
    October 31, 2005 is $19,000,838,  which  represents 3.03% of    Telecommunications                 9.06%            56,934,579
    net assets.                                                    ----------------------------------------------------------------
u   American Depositary Receipt.                                    Total                            103.00%         $ 646,876,888





See Notes to Financial Statements

THE CHESAPEAKE CORE GROWTH FUND

Statement of Assets and Liabilities


As of October 31, 2005
--------------------------------------------------------------------------------


Assets:
  Investments, at value (cost $612,909,228) ....................... $646,876,888
  Cash ............................................................      202,978
  Receivables:
     Investments sold .............................................   14,730,903
     Fund shares sold .............................................    1,012,323
     Dividends ....................................................      234,835
  Prepaid expenses ................................................       14,985
                                                                    ------------

  Total assets ....................................................  663,072,912
                                                                    ------------

Liabilities:
  Payables:
     Investments purchased ........................................   34,317,513
     Fund shares repurchased ......................................      553,723
  Accrued expenses ................................................      152,225
  Other liablility ................................................          474
                                                                    ------------

  Total liabilities ...............................................   35,023,935
                                                                    ------------

Net Assets ........................................................ $628,048,977
                                                                    ============

Net Assets Consist of:
  Capital (par value and paid in surplus) ......................... $585,228,368
  Undistributed net realized gain on investments ..................    8,852,949
  Net unrealized appreciation on investments ......................   33,967,660
                                                                    ------------

  Total Net Assets ................................................ $628,048,977
                                                                    ============
  Shares Outstanding, no par value (unlimited authorized shares) ..   37,200,556
                                                                    ============
  Net Asset Value, Offering Price and Redemption Price Per Share .. $      16.88
                                                                    ============








See Notes to Financial Statements

THE CHESAPEAKE CORE GROWTH FUND

Statement of Operations


For the fiscal year ended October 31, 2005
--------------------------------------------------------------------------------

Investment Income:
      Dividends .................................................. $  4,187,923
      Other Income ...............................................          198
                                                                   ------------

      Total Income ...............................................    4,188,121
                                                                   ------------

Expenses:
      Advisory fees (note 2) .....................................    4,948,782
      Administration fees (note 2) ...............................      371,159
      Transfer agent fees (note 2) ...............................       44,644
      Fund accounting fees (note 2) ..............................       76,488
      Compliance fees (note 2) ...................................       10,213
      Custody fees (note 2) ......................................       63,050
      Distribution and service fees (note 3) .....................    1,237,196
      Other accounting fees (note 2) .............................       12,500
      Schwab administration fees (note 8) ........................      135,530
      Legal fees .................................................       12,713
      Audit and tax preparation fees .............................       26,512
      Other professional fees ....................................       33,004
      Registration and filing expenses ...........................       45,000
      Shareholder servicing expenses .............................       54,263
      Printing expenses ..........................................       57,709
      Trustee fees and meeting expenses ..........................        8,001
      Securities pricing fees ....................................        4,292
      Other operating expenses ...................................       22,999
                                                                   ------------

      Total Expenses .............................................    7,164,055
                                                                   ------------

      Advisory fees waived (note 2) ..............................     (142,417)
      Distribution and service fees waived (note 3) ..............     (126,805)
      Expense reductions (note 7) ................................     (190,259)
                                                                   ------------

      Net Expenses ...............................................    6,704,574
                                                                   ------------

Net Investment Loss ..............................................   (2,516,453)
                                                                   ------------

Net Realized and Unrealized Gain on Investments

      Net realized gain from investment transactions .............   12,579,275
      Change in unrealized appreciation on investments ...........   23,502,106
                                                                   ------------

Net Realized and Unrealized Gain on Investments ..................   36,081,381
                                                                   ------------

Net Increase in Net Assets Resulting from Operations ............. $ 33,564,928
                                                                   ============


See Notes to Financial Statements

THE CHESAPEAKE CORE GROWTH FUND

Statements of Changes in Net Assets


For the fiscal year ended October 31,                                                             2005                 2004
-----------------------------------------------------------------------------------------------------------------------------------

Operations:
     Net investment loss ...............................................................    $  (2,516,453)       $  (1,073,163)
     Net realized gain from investment transactions ....................................       12,579,275            4,003,592
     Change in unrealized appreciation on investments ..................................       23,502,106               32,550
                                                                                            -------------        -------------

Net Increase in Net Assets Resulting from Operations ...................................       33,564,928            2,962,979
                                                                                            -------------        -------------

Capital Share Transactions: (note 6)
     Shares sold .......................................................................      402,306,269          262,572,029
     Shares repurchased ................................................................     (101,803,810)         (41,611,578)
                                                                                            -------------        -------------

Increase from Capital Share Transactions ...............................................      300,502,459          220,960,451
                                                                                            -------------        -------------

Net Increase in Net Assets .............................................................      334,067,387          223,923,430

Net Assets:
     Beginning of year .................................................................      293,981,590           70,058,160
                                                                                            -------------        -------------
     End of year .......................................................................    $ 628,048,977        $ 293,981,590
                                                                                            =============        =============
Undistributed Net Investment Income ....................................................    $          --        $          --
                                                                                            =============        =============









See Notes to Financial Statements

THE CHESAPEAKE CORE GROWTH FUND

Financial Highlights

                                             ---------------------------------------------------------------------------------------
For a share outstanding during the                                      October 31,                                 February 28,
fiscal years and period ended,                     2005         2004         2003           2002        2001 (a)        2001
------------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period         $      15.41  $      14.78  $      10.88  $      12.31  $      15.13  $      19.42

Income (Loss) from Investment Operations
  Net investment loss                               (0.07)        (0.06)        (0.05)        (0.07)        (0.02)        (0.08)
  Net realized and unrealized gain
     (loss) on securities                            1.54          0.69          3.95         (1.35)        (2.80)        (2.10)
                                             ------------  ------------  ------------  ------------  ------------  ------------

Total from Investment Operations                     1.47          0.63          3.90         (1.42)        (2.82)        (2.18)
                                             ------------  ------------  ------------  ------------  ------------  ------------

Less Distributions:
  Dividends
     (from net realized gains)                          -             -             -         (0.01)            -         (2.11)
                                             ------------  ------------  ------------  ------------  ------------  ------------

Total Distributions                                     -             -             -         (0.01)            -         (2.11)
                                             ------------  ------------  ------------  ------------  ------------  ------------

Net Asset Value, End of Period               $      16.88  $      15.41  $      14.78  $      10.88  $      12.31  $      15.13
                                             ============  ============  ============  ============  ============  ============

Total return                                         9.54 %        4.26 %       35.72 %      (11.47)%      (18.69)%      (12.37)%
                                             ============  ============  ============  ============  ============  ============

Net Assets, End of Period (in thousands)     $    628,049  $    293,982  $     70,058  $     23,952  $     23,835  $     15,716
                                             ============  ============  ============  ============  ============  ============

Average Net Assets for the Period
  (in thousands)                             $    494,878  $    192,739  $     35,239  $     26,998  $     22,212  $     15,586
                                             ============  ============  ============  ============  ============  ============

Ratios of:
Gross Expenses to Average Net Assets                 1.45 %        1.49 %        1.76 %        1.73 %        1.72 %  (b)   1.80 %
Net Expenses to Average Net Assets                   1.35 %        1.33 %        1.31 %        1.23 %        1.17 %  (b)   1.25 %
Net Investment Loss to
  Average Net Assets                                (0.51)%       (0.56)%       (0.61)%       (0.59)%       (0.31)%  (b)  (0.50)%

Portfolio turnover rate                             90.10 %       59.54 %       71.04 %      110.65 %      105.88 %      136.22 %



(a) For the period from March 1, 2001 to October 31, 2001 (note 1).
(b) Annualized.











See Notes to Financial Statements

THE CHESAPEAKE CORE GROWTH FUND

Notes to Financial Statements
________________________________________________________________________________

1.   Organization    and   Significant    Investment Transactions and Investment
     Accounting Policies                  Income
                                          Investment  transactions are accounted
The Chesapeake Core Growth Fund (the for as of the date purchased or sold "Fund") is a series fund. The Fund is (trade date). Dividend income is part of The Gardner Lewis Investment recorded on the ex-dividend date. Trust (the "Trust") which was Certain dividends from foreign organized as a Massachusetts business securities will be recorded as soon as trust and is registered under the the Trust is informed of the dividend
Investment  Company  Act of 1940  (the    if  such   information   is   obtained
"1940 Act"), as amended, as an subsequent to the ex-dividend date. open-ended management investment Interest income is recorded on the
company.  The  Fund is  classified  as    accrual     basis     and     includes
diversified  as  defined  in the  1940    amortization    of    discounts    and
Act.                                      premiums.   Gains   and   losses   are
                                          determined  on  the  identified   cost
The   Chesapeake   Core   Growth  Fund    basis,  which is the same  basis  used
commenced  operations on September 29,    for federal income tax purposes.
1997.  The  Fund  changed  its  fiscal
year-end  from  February 28 to October    Expenses
31 beginning with the fiscal period The Fund bears expenses incurred ended October 31, 2001. The investment specifically on its behalf as well as objective of the Fund is to seek a portion of general expenses, which capital appreciation by investing are allocated according to methods
primarily in equity  securities of the    approved annually by the Trustees.
largest  1,000   companies   based  on
market  capitalization,  domiciled  in    Restricted Security Transactions
the United States.                        Although  Pamlico  Enhanced Cash Trust
                                          ("Pamlico")  meets the definition of a
The following accounting policies have restricted security as defined in Reg. been consistently followed by the ss.210.6-03 (f) of Regulation S-X of
Funds and are in conformity with the Securities and Exchange accounting principles generally Commission, the Board has determined accepted in the United States of that a restricted security, as America in the investment company indicated as a fundamental limitation
industry.                                 of the  Fund,  must  also be  illiquid
                                          (i.e.   the  fund  cannot   reasonably
Investment Valuation                      expect to receive  the amount at which
The Fund's investments in securities it values the security within seven are carried at value. Securities days). Pamlico is designed as an listed on an exchange or quoted on a overnight sweep instrument for the national market system are valued at fund and as such, investments in this
the last  sales  price as of 4:00 p.m.    security are available on demand.
Eastern Time. Securities traded in the
NASDAQ   over-the-counter  market  are    Dividend Distributions
generally   valued   at   the   NASDAQ    The Fund may  declare  and  distribute
Official    Closing    Price.    Other    dividends from net  investment  income
securities traded in the (if any) annually. Distributions from over-the-counter market and listed capital gains (if any) are also securities for which no sale was generally declared and distributed
reported  on that  date are  valued at    annually.
the most recent bid price.  Securities
and  assets  for which  representative    Estimates
market quotations are not readily The preparation of financial available (e.g., if the exchange on statements in conformity with which the portfolio security is accounting principles generally
principally  traded closes early or if    accepted  in  the  United   States  of
trading of the particular portfolio America requires management to make security is halted during the day and estimates and assumptions that affect does not resume prior to the Fund's the amount of assets, liabilities, net asset value calculation) or which expenses and revenues reported in the cannot be accurately valued using the financial statements. Actual results
Funds' normal  pricing  procedures are    could differ from those estimates.
valued at fair value as  determined in
good faith under policies  approved by    Federal Income Taxes
the Trustees. A portfolio security's No provision for income taxes is "fair value" price may differ from the included in the accompanying financial price next available for that statements, as the Fund intends to portfolio security using the Fund's distribute to shareholders all taxable normal pricing procedures. Investment investment income and realized gains companies are valued at net asset and otherwise comply with Subchapter M value. Instruments with maturities of of the Internal Revenue Code
60  days  or  less   are   valued   at    applicable  to  regulated   investment
amortized  cost,  which   approximates    companies.
market value.
                                                                     (Continued)

THE CHESAPEAKE CORE GROWTH FUND

Notes to Financial Statements
________________________________________________________________________________

Indemnifications                          Administrator
Under the Fund's organizational The Fund pays a monthly administration documents, its officers and Trustees fee to The Nottingham Company ("the are indemnified against certain Administrator) based upon the average liabilities arising out of the daily net assets of the Fund and
performance  of  their  duties  to the    calculated  at  the  annual  rates  as
Fund.  In  addition,   in  the  normal    shown below.  The  Administrator  also
course of business, the Fund enters receives a fee to procure and pay the into contracts with their vendors and custodian for the funds, additional others that provide for general compensation for fund accounting and
indemnifications.  The Fund's  maximum    recordkeeping   services,   additional
exposure under these arrangements is compensation for certain costs unknown as this would involve future involved with the daily valuation of claims that may be made against the securities and as reimbursement for Fund. The Fund expects the risk of out-of-pocket expenses. A breakdown of
loss to be remote.                        these is provided at the bottom of the
                                          page.
2.   Transactions with Affiliates
                                          Compliance Services
Advisor                                   The  Nottingham  Compliance  Services,
The Fund pays a monthly advisory fee LLC, ("NCS") a fully owned affiliate to Gardner Lewis Asset Management, of The Nottingham Company, provides (the "Advisor") based upon the average services which assists the Trust's daily net assets of the Fund and Chief Compliance Officer in monitoring calculated at the annual rate as shown and testing the policies and in the following schedule. The Advisor procedures of the Trust in conjunction has voluntarily waived a portion of with requirements under Rule 38a-1 of its fee for the fiscal year ended the Securities and Exchange October 31, 2005. The Fund may, at a Commission. For the fiscal year ended
later date,  reimburse the Advisor the    October 31, 2005, NCS received $10,213
management  fees waived or limited and    for these services.
other expenses assumed and paid by the
Advisor   pursuant   to  the   Expense    Transfer Agent
Limitation Agreement during any of the North Carolina Shareholder Services, previous three (3) fiscal years, LLC ("Transfer Agent") serves as provided that the Fund has reached transfer, dividend paying, and sufficient asset size to permit such shareholder servicing agent for the reimbursement to be made without Fund. It receives compensation for its causing the total annual expense ratio services based upon a $15 per of the Fund to exceed the percentage shareholder per year, subject to a
limit   stated  in  the  table  below.    minimum fee of $1,500 per month.
Consequently,  no reimbursement by the
Fund  will  be  made  unless:  (i) the    Distributor
Fund's assets exceed $15 million; (ii) Capital Investment Group, Inc. (the the Fund's total annual expense ratios "Distributor") serves as the Fund's less than the percentage limits stated principal underwriter and distributor. above; and (iii) the payment of such The Distributor receives any sales reimbursement has been approved by the charges imposed on purchases of shares Trustees on a quarterly basis. The and re-allocates a portion of such expense limitation percentage, as well charges to dealers through whom the as the Advisor fees waived for the sale was made, if any. For the fiscal
current  period  are  included  in the    year  ended  October  31,  2005,   the
following schedule.                       Distributor retained no sales charges.
                                          Certain  Trustees  and officers of the
----------- -------------- -----------    Trust   are  also   officers   of  the
              Voluntary                   Advisor,   the   Distributor   or  the
  Advisor      Expense        Advisor     Administrator.
   Fees       Limitation       Fees
   Rate         Ratio         Waived
----------- -------------- -----------
   1.00%         1.40%       $142,417
----------- -------------- -----------

-------------------- ------------ --------------------- ------------ ------------------- -------------- ---------- -----------------
                                                                                               Fund Accounting
         Administration Fees                    Custody Fees                                  Asset Based Fees
                                                                                                                        Blue Sky
     Average Net        Annual          Average Net        Annual     Fund Accounting       Average       Annual     Administration
       Assets            Rate             Assets            Rate       Fees (monthly)      Net Assets      Rate       Fees (annual)
-------------------- ------------ --------------------- ------------ ------------------- -------------- ---------- -----------------
Annual Fee             $12,500     First $100 million       0.02%         $2,250           All Assets      0.01%     $150 per state
All Assets               0.075%     Over $100 million      0.009%
-------------------- ------------ --------------------- ------------ ------------------- -------------- ---------- -----------------

THE CHESAPEAKE CORE GROWTH FUND

Notes to Financial Statements
________________________________________________________________________________

3.   Distribution and Service Fees        4.   Purchases and Sales of Investment
                                               Securities
The Trustees,  including a majority of
the Trustees  who are not  "interested    For the fiscal year ended  October 31,
persons"  of the Trust as  defined  in    2005,  the aggregate cost of purchases
the Act,  adopted a distribution  plan    and proceeds  from sales of investment
pursuant to Rule 12b-1 of the Act (the    securities    (excluding    short-term
"Plan")  effective  June 3, 2002.  The    securities) were as follows:
Act  regulates  the  manner in which a
regulated   investment   company   may    ---------------- ---------------------
assume  expenses of  distributing  and       Purchases         Proceeds from
promoting  the sales of its shares and          of               Sales of
servicing of its shareholder accounts.       Securities         Securities
The  Plan  provides  that the Fund may    ---------------- ---------------------
incur certain expenses,  which may not      $736,668,241       $437,537,999
exceed  0.25% per annum of the  Fund's    ---------------- ---------------------
average daily net assets for each year
elapsed  subsequent to adoption of the    There were no  long-term  purchases or
Plan, for payment to the Distributor sales of U.S Government Obligations and others for items such as during the fiscal year ended October
advertising     expenses,      selling    31, 2005.
expenses, commissions, travel or other
expenses reasonably intended to result    5.   Federal Income Tax
in  sales  of  shares  of the  fund or
support servicing of shareholder The tax components of capital shown on accounts. Expenditures incurred as the following tables represent: (1)
service  fees may not exceed 0.25% per    distribution   requirements  the  Fund
annum of the Fund's  average daily net    must  satisfy  under  the  income  tax
assets.  The Fund incurred  $1,237,196    regulations,    and   (2)   unrealized
in distribution and service fees under appreciation or depreciation of the Plan for the fiscal year ended investments for federal income tax
October 31, 2005. The  Distributor has    purposes as of October 31, 2005.
voluntarily  waived  $126,805 of these
fees for the fiscal year ended October Other book tax differences in the 31, 2005. There is no assurance that current year primarily consist of
this voluntary waiver will continue in    permanent reclassifications.
the future.

----------------------- -------------------------- ---------------------------- ------------------------- --------------------------
    Undistributed              Undistributed            Accumulated Capital        Other Book to Tax          Net Tax Appreciation/
   Ordinary Income            Long-Term Gains                 Losses                  Differences                (Depreciation)
----------------------- -------------------------- ---------------------------- ------------------------- --------------------------
     $1,086,436                 $8,438,769                     $0                       $5,848                    $33,301,253
----------------------- -------------------------- ---------------------------- ------------------------- --------------------------
Capital loss carry-forwards subject to annual limitations.


The aggregate cost of investments  and    2005  are  noted  below.  The  primary
the    composition    of    unrealized    difference   between   book   and  tax
appreciation   and   depreciation   of    appreciation    or   depreciation   of
investment   securities   for  federal    investments    is   wash   sale   loss
income tax  purposes as of October 31,    deferrals.

------------------------------- ----------------------------------------------- ----------------------------------------------------
        Federal Tax Cost             Aggregate Gross Unrealized Appreciation           Aggregate Gross Unrealized Depreciation
------------------------------- ----------------------------------------------- ----------------------------------------------------
          $613,575,635                            $58,587,272                                         $25,286,019
------------------------------- ----------------------------------------------- ----------------------------------------------------

The    amount   of    dividends    and    transactions,  net  investment  losses
distributions from net investment and capital loss carry-forwards. income and net realized capital gains Permanent differences such as tax are determined in accordance with returns of capital and net investment federal income tax regulations which losses, if any, would be reclassified may differ from generally accepted against capital. There were no accounting principles. These dividends or distributions of net differences are due to differing investment income or net realized
treatments   for  items  such  as  net    capital  gains paid  during the fiscal
short-term  gains,  deferral  of  wash    year ended October 31, 2005.
sale    losses,    foreign    currency





                                                                     (Continued)

THE CHESAPEAKE CORE GROWTH FUND

Notes to Financial Statements
________________________________________________________________________________

6.   Capital Share Transactions

------------------------------------------------------------ ---------------------------------- -----------------------------------
                                                                         October 31,                        October 31,
For the fiscal years ended:                                                  2005                               2004
------------------------------------------------------------ ---------------------------------- -----------------------------------
Transactions in Fund Shares
   Shares sold                                                            24,297,199                        17,039,451
   Reinvested distributions                                                        0                                 0
   Shares repurchased                                                     (6,169,717)                       (2,705,990)
Net Increase in Capital Share Transactions                                18,127,482                        14,333,461
Shares Outstanding, Beginning of Year                                     19,073,074                         4,739,613
Shares Outstanding, End of Year                                           37,200,556                        19,073,074
------------------------------------------------------------ ---------------------------------- -----------------------------------


7.   Expense Reductions

The  advisor  has  transacted  certain
portfolio trades with brokers who paid
a portion of the Fund's expenses.  For
the  fiscal  year  ended  October  31,
2005, the Fund's expenses were reduced
by $190,259 under these agreements.

8.   Other Contractual Expenses

The  Trust is a party to an  operating
agreement  dated May 31, 1995  between
the  Trust and  Charles  Schwab & Co.,
Inc.  ("Schwab"),  which agreement was
amended by that  certain  amendment to
operating  agreement  dated  March  1,
2003  and  services   agreement  dated
March 1, 2003.  Pursuant  to the terms
of the  Schwab  agreements,  shares of
the Trust's  Funds are  available  for
purchase  and  redemption  by Schwab's
brokerage       customers      through
participation  in Schwab's mutual fund
marketplace.  Under  the  terms of the
Schwab  agreements,   Schwab  performs
certain     services     related    to
distribution  of the Funds  shares and
certain      non-distribution      and
administrative  services  for the Fund
in  exchange  for  payment  of fees to
Schwab.  The Transfer Agent treats all
Schwab  account  holders  as a  single
shareholder,   with   Schwab   further
providing  shareholder  administrative
services  with  respect to each of its
account  holders  holding Fund shares.
The Fund  currently  pays a portion of
the  Schwab  fees  allocable  to  both
distribution        services       and
administrative  services  pursuant  to
the Fund's written  distribution  plan
adopted  pursuant to rule 12b-1 of the
1940 Act.

THE CHESAPEAKE CORE GROWTH FUND

Additional Information (Unaudited)
________________________________________________________________________________

1.   Approval of  Investment  Advisory    grow the Fund's assets,  and assist in
     Agreement                            the  distribution of Fund shares.  The
                                          Board noted that the Trust's principal
The Advisor supervises the Fund's executive officer, president, and vice investments pursuant to an Investment president are employees of the Advisor
Advisory Agreement ("Advisory and served the Trust without Agreement"). During the Fund's most additional compensation. The Board recent fiscal half-year, the Advisory also noted that the Trust's chief Agreement came up for renewal. The compliance officer is an employee of Trust's Board of Trustees unanimously the Advisor as well. After reviewing approved the renewal of the Advisory the foregoing information and further Agreement for another year at a Board information in the Advisor Memorandum
Meeting on October 13, 2005.              (e.g.,  descriptions  of the Advisor's
                                          business, the Fund's and the Advisor's
In considering whether to renew the compliance programs, and the Advisor's Advisory Agreement, the Board reviewed Form ADV), the Board concluded that and considered such information as the the nature, extent, and quality of the Board deemed reasonably necessary, services provided by the Advisor were including the following material satisfactory and adequate for the
factors:  (i) the nature,  extent, and    Fund.
quality of the services to be provided
by the Advisor to the Fund; (ii) the In considering the investment investment performance of the Fund and performance of the Fund and the the Advisor; (iii) the costs of the Advisor, the Board compared the short services to be provided and profits to and long-term performance of the Fund be realized by the Advisor and its with the performance of its benchmark affiliates from the relationship with index, comparable funds with similar the Fund, including any benefits objectives and size managed by other derived or to be derived by the investment advisors, and comparable Advisor from the relationship with the peer group indices (e.g., Morningstar
Fund; (iv) the extent to which category averages). The Board also economies of scale would be realized considered the consistency of the as the Fund grows and whether advisory Advisor's management of the Fund with fee levels reflect these economies of the Fund's investment objective and scale for the benefits of the Fund's policies. After reviewing the short investors; (v) brokerage and portfolio and long-term investment performance transactions; and (vi) possible of the Fund, the Advisor's experience
conflicts of interest.                    managing  the Fund and other  advisory
                                          accounts,   the  Advisor's  historical
To aid it in its review, the Board investment performance, and other reviewed various informational factors, the Board concluded that the materials including, without investment performance of the Fund and
limitation,  copies  of  the  Advisory    the Advisor was satisfactory.
Agreement   and   Expense   Limitation
Agreement for the Fund; a memorandum In considering the costs of the from the Advisor to the Board services to be provided and profits to including information about the be realized by the Advisor and its Advisor, its business, its finances, affiliates from the relationship with its personnel, its services to the the Fund, the Board considered the
Fund,  and  comparative  expense ratio    Advisor's  staffing,   personnel,  and
information  for  other  mutual  funds    methods of  operating;  the  education
with a strategy similar to the Fund and experience of the Advisor's (the "Advisor Memorandum"); and a personnel; the Advisor's compliance memorandum from Parker, Poe, Adams & policies and procedures; the financial
Bernstein   L.L.P.   (counsel  to  the    condition  of  the  Advisor,  and  the
Trust) to the Board regarding level of commitment to the Fund and considerations relevant to a review of the Advisor by the principals of the investment advisory contracts by Advisor; the asset level of the Fund;
investment   company   trustees.    In    and the overall  expenses of the Fund,
considering  the nature,  extent,  and    including  certain  prior fee  waivers
quality of the services provided by and reimbursements by the Advisor on the Advisor, the Board considered the behalf of the Fund and the nature and responsibilities the Advisor would frequency of advisory fee payments.
have  under  its  Investment  Advisory    The  Board   reviewed  the   financial
Agreement.   The  Board  reviewed  the    statements   for   the   Advisor   and
services being provided by the Advisor discussed the financial stability and to the Fund including, without profitability of the firm. The Board limitation, the quality of its reviewed the Fund's Expense Limitation investment advisory services since the Agreement with the Advisor, and
Fund's inception  (including  research    discussed  the  Advisor's   prior  fee
and recommendations with respect to waivers under the Expense Limitation portfolio securities), its procedures Agreement in detail, including the
for       formulating       investment    nature  and  scope of cost  allocation
recommendations and assuring for such fees. The Board noted that compliance with the Fund's investment the Fund utilizes brokerage commission objectives and limitations, its recapture programs to help offset Fund coordination of services for the Fund expenses. The Board also considered among the Fund's service providers, potential benefits for the Advisor in and its efforts to promote the Fund, managing the Fund, including promotion

                                                                     (Continued)

THE CHESAPEAKE CORE GROWTH FUND

Additional Information (Unaudited)
________________________________________________________________________________

of the Advisor's name, the ability for or, as to equity securities, "third the Advisor to place small accounts market" for listed securities and
into the Fund,  and the  potential for    principal     market     makers    for
the Advisor to generate soft dollars over-the-counter securities). The from certain of the Fund's trades that Board also considered the anticipated may benefit the Advisor's other portfolio turnover rate for the Fund; clients as well. The Board then the process by which evaluations are compared the fees and expenses of the made of the overall reasonableness of Fund (including the management fee) to commissions paid; the method and basis other funds comparable in terms of the for selecting and evaluating the
type of fund,  the style of investment    broker-dealers  used; any  anticipated
management, the size of the fund, and allocation of portfolio business to the nature of its investment strategy, persons affiliated with the Advisor;
among other factors. The Board and the opportunities for the Advisor determined that the management fee and to recapture brokerage or related fees net expense ratio were higher than the (e.g. tender offer fees, underwriting comparable funds, but that the net fees, etc.) and credit them against expense ratio was lower than the Fund expenses. After further review
industry   average.   Following   this    and discussion,  the Board  determined
comparison     and    upon     further    that the Advisor's practices regarding
consideration  and  discussion  of the    brokerage and  portfolio  transactions
foregoing,  the Board  concluded  that    were satisfactory.
the fees to be paid to the  Advisor by
the Fund were fair and reasonable in In considering possible conflicts of relation to the nature and quality of interest, the Board considered such the services to be provided by the matters as the experience and ability Advisor. In considering the extent to of the advisory personnel assigned to which economies of scale would be the Fund; the basis of decisions to realized as the Fund grows and whether buy or sell securities for the Fund the advisory fee levels reflect these and/or the Advisor's other accounts;
economies of scale for the benefits of    the method for  bunching of  portfolio
the Fund's investors, In considering securities transactions; and the the extent to which economies of scale substance and administration of the would be realized as the Fund grows Advisor's code of ethics. Following and whether the advisory fee levels further consideration and discussion, reflect these economies of scale for the Board indicated that the Advisor's the benefits of the Fund's investors, standards and practices relating to the Board considered that the Fund's the identification and mitigation of fee arrangements with the Advisor potential conflicts of interests were
involved both the  management  fee and    satisfactory.
the Expense Limitation Agreement.  The
Board determined that, while the Based upon all of the foregoing management fee remained the same at considerations, the Board, including a all asset levels, the Fund's majority of the Trust's independent shareholders had experienced benefits trustees, approved the renewal of the
from the Expense Limitation Agreement.    Advisory Agreement.
The  Board   noted   that  the  Fund's
shareholders  would likely continue to    2.   Proxy Voting  Policies and Voting
experience  benefits  from the Expense         Record
Limitation  Agreement until the Fund's
assets grew to a level where the A copy of the Trust's Proxy Voting and Fund's expenses fell below the cap set Disclosure Policy and the Advisor's by the Expense Limitation Agreement Proxy Voting and Disclosure Policy are
and the Advisor began receiving its included as Appendix B to the Fund's full fee. Thereafter, the Board noted Statement of Additional Information that the Fund's shareholders would and is available, without charge, upon continue to benefit from economies of request, by calling 1-800-773-3863. scale under the Fund's agreements with After June 30, 2004, information service providers other than the regarding how the Fund voted proxies
Advisor. Following further discussion relating to portfolio securities of the Fund's asset levels, during the most recent 12-month period expectations for growth, and levels of ended June 30 will be available (1) fees, the Board determined that, at without charge, upon request, by the Fund's current and projected asset calling the Fund at the number above levels, the Fund's fee arrangements and (2) on the SEC's website at
were fair and  reasonable  in relation    http://www.sec.gov.
to  the  nature  and  quality  of  the
services   to  be   provided   by  the    3.   Quarterly Portfolio Holdings
Advisor.
                                          The Fund files its  complete  schedule
In considering brokerage and portfolio of portfolio holdings with the SEC for transactions, the Board considered the the first and third quarters of each Advisor's standards and performance in fiscal year on Form N-Q. The Fund's utilizing those standards to seek best Forms N-Q are available on the SEC's execution for Fund portfolio website at http://www.sec.gov. You may transactions, including the use of review and make copies at the SEC's alternative markets (e.g., direct Public Reference Room in Washington, purchases from issuers or underwriters D.C. You may also obtain copies after

                                                                     (Continued)

THE CHESAPEAKE CORE GROWTH FUND

Additional Information (Unaudited)
________________________________________________________________________________

paying a duplicating fee by writing organizational documents. Any Trustee the SEC's Public Reference Section, may be removed at a meeting of
Washington,   D.C.  20549-0102  or  by    shareholders  by a  vote  meeting  the
electronic          request         to    requirements     of    the     Trust's
publicinfo@sec.gov,  or  is  available    organizational      documents.     The
without  charge,   upon  request,   by    Statement of Additional Information of
calling the Fund at 1-800-773-3863. the Fund includes additional Information on the operation of the information about the Trustees and Public Reference Room may be obtained officers and is available, without
by calling the SEC at 202-942-8090.       charge,  upon  request by calling  the
                                          Fund toll-free at 1-800-430-3863.  The
4.   Information  about  Trustees  and    address of each  Trustee and  officer,
     Officers                             unless  otherwise  indicated below, is
                                          116  South  Franklin   Street,   Rocky
The business and affairs of the Fund Mount, North Carolina 27804. The and the Trust are managed under the Independent Trustees received direction of the Trustees. Information aggregate compensation of $6,700 concerning the Trustees and officers during the fiscal year ended October of the Trust and Fund is set forth 31, 2005 from the Fund for their
below.  Generally,  each  Trustee  and    services  to the Fund and  Trust.  The
officer  serves an indefinite  term or    Interested  Trustee and  officers  did
until certain circumstances such as not receive compensation from the Fund their resignation, death, or otherwise for their services to the Fund and
as    specified    in   the    Trust's    Trust.

-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
                                                                                      Number of
                                                                                    Portfolios in
                                          Length                                        Fund
                             Position(s)    of                                         Complex
         Name, Age,           held with    Time         Principal Occupation(s)      Overseen by         Other Directorships
        and Address          Fund/Trust   Served          During Past 5 Years          Trustee              Held by Trustee
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
                                                          Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
Jack E. Brinson, 73          Trustee      Since    Retired; Previously,  President        3         Mr.   Brinson   serves   as  an
                                          8/92     of   Brinson   Investment   Co.                  Independent   Trustee   of  the
                                                   (personal    investments)   and                  following:    The    Nottingham
                                                   President of Brinson Chevrolet,                  Investment Trust II for the six
                                                   Inc. (auto dealership)                           series  of  that   trust;   New
                                                                                                    Providence Investment Trust for
                                                                                                    the one  series of that  trust;
                                                                                                    Hillman   Capital    Management
                                                                                                    Investment  Trust  for  the two
                                                                                                    series  of  that   trust;   The
                                                                                                    Piedmont Investment for the one
                                                                                                    series  of  that   trust;   and
                                                                                                    Tilson Investment Trust for the
                                                                                                    two  series of that  trust (all
                                                                                                    registered           investment
                                                                                                    companies)
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
Theo H. Pitt, Jr., 69        Trustee     Since     Senior   Partner  of  Community        3         Mr.    Pitt    serves   as   an
                                         4/02      Financial          Institutions                  Independent   Trustee   of  the
                                                   Consulting, since 1997; Account                  following:    Hillman   Capital
                                                   Administrator  of Holden Wealth                  Management  Investment  for the
                                                   Management  Group  of  Wachovia                  two series of that  Trust;  The
                                                   Securities   (money  management                  Piedmont  Investment  Trust for
                                                   firm), since September, 2003                     the one  series of that  trust;
                                                                                                    and Tilson Investment Trust for
                                                                                                    the two  series  of that  trust
                                                                                                    (all   registered    investment
                                                                                                    companies)
------------------------------------------------------------------------------------------------------------------------------------
                                                           Interested Trustee*
------------------------------------------------------------------------------------------------------------------------------------
W. Whitfield Gardner, 42    Chairman     Since     Chairman  and  Chief  Executive        3                     None
Chief Executive Officer     and          6/96      Officer of Gardner  Lewis Asset
The Chesapeake Funds        Chief                  Management,   L.P.   (Advisor);
285 Wilmington-West         Executive              Chairman  and  Chief  Executive
Chester Pike                Officer                Officer of Gardner  Lewis Asset
Chadds Ford, Pennsylvania   (Principal             Management,   Inc.  (investment
19317                       Executive              advisor)
                            Officer)
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------


THE CHESAPEAKE CORE GROWTH FUND

Additional Information (Unaudited)
________________________________________________________________________________

-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
                                                                                      Number of
                                                                                    Portfolios in
                                          Length                                        Fund
                             Position(s)    of                                         Complex
         Name, Age,           held with    Time         Principal Occupation(s)      Overseen by         Other Directorships
        and Address          Fund/Trust   Served          During Past 5 Years          Trustee              Held by Trustee
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
*Basis of  Interestedness.  W. Whitfield  Gardner is an Interested  Trustee because he is an officer and principal owner of Gardner
 Lewis Asset Management, L.P., the Fund's investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
                                                                Officers
------------------------------------------------------------------------------------------------------------------------------------
John L. Lewis, IV, 41        President   Since     President   of  Gardner   Lewis       n/a                     n/a
The Chesapeake Funds                     12/93     Asset  Management,  L.P., since
285 Wilmington-West                                April 1990
Chester Pike
Chadds Ford,
Pennsylvania  19317
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
Tracey L. Hendricks, 38     Assistant    Since     Vice   President  of  Financial       n/a                     n/a
                            Secretary    12/04     Reporting, Tax, Internal Audit,
                            and                    and     Compliance    of    The
                            Treasurer              Nottingham              Company
                            (Principal             (administrator   to  the  Fund)
                            Financial              since  2004;  previously,  Vice
                            Officer)               President  of Special  Projects
                                                   of The Nottingham  Company from
                                                   2001 to 2004
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
Julian G. Winters, 36       Secretary    Secretary Vice   President,    Compliance       n/a                    n/a
                            and          since     Administration      of      The
                            Assistant    12/04;    Nottingham Company, since 1998
                            Treasurer    Assistant
                                         Treasurer
                                         since
                                         12/02
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------
William D. Zantzinger, 43   Vice         Since     Manager of Trading of Gardner        n/a                    n/a
The Chesapeake Funds        President    12/93     Lewis Asset Management, L.P.
285 Wilmington-West
Chester Pike
Chadds Ford,
Pennsylvania  19317
-------------------------- ------------ --------- -------------------------------- --------------- ---------------------------------

                                                 Deloitte & Touche LLP
                                                 Two World Financial Center
                                                 New York, New York  10281-1414
                                                 USA

                                                 Tel: +1 212 436 2000
                                                 Fax: +1 212 436 5000
                                                 www.us.deloitte.com


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Gardner Lewis Investment Trust and Shareholders of The Chesapeake Core Growth Fund

We have audited the accompanying statement of assets and liabilities of The Chesapeake Core Growth Fund (the "Fund"), including the schedule of investments, as of October 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
December 14, 2005

                                                        Member of
                                                        Deloitte Touche Tohmatsu

                    (This page was intentionally left blank.)

________________________________________________________________________________

                         THE CHESAPEAKE CORE GROWTH FUND
________________________________________________________________________________

                 a series of the Gardner Lewis Investment Trust

























            This Report has been prepared for shareholders and may be
           distributed to others only if preceded or accompanied by a current prospectus.

Item 2.  CODE OF ETHICS.
         --------------

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


(c)      There have been no amendments during the period covered by this report.


(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.


(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to
         Item 12.(a)(1) below.





Item 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
         --------------------------------

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.


(a)(2)   Not applicable.


(a)(3) The registrant believes that the registrant's current audit committee has sufficient knowledge and experience to meet its obligations as an audit committee of the registrant, but the registrant's Board of Trustees has determined that it would consider naming or finding a qualified candidate who meets the requirements of an audit committee financial expert should there be a need or desire to appoint such a person in the future.

Item 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
         --------------------------------------

(a) Audit Fees - Audit fees billed for the registrant for the last two fiscal years are reflected in the table below. These amounts represent aggregate fees billed by the registrant's independent accountant, Deloitte & Touche LLP ("Accountant"), in connection with the annual audits of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings.

         ----------------------------------------- --------------- -------------
                          Fund                          2004           2005
         ----------------------------------------- --------------- -------------
         The Chesapeake Aggressive Growth Fund        $18,287        $17,000
         ----------------------------------------- --------------- -------------
         The Chesapeake Growth Fund                   $18,287        $17,000
         ----------------------------------------- --------------- -------------
         The Chesapeake Core Growth Fund              $15,862        $20,000
         ----------------------------------------- --------------- -------------

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended October 31, 2004 and October 31, 2005 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported under paragraph (a) of this Item.

(c) Tax Fees - The tax fees billed in each of the last two fiscal years for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of each fund's federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

         ----------------------------------------- --------------- -------------
                          Fund                          2004           2005
         ----------------------------------------- --------------- -------------
         The Chesapeake Aggressive Growth Fund         $5,000         $5,000
         ----------------------------------------- --------------- -------------
         The Chesapeake Growth Fund                    $5,000         $5,000
         ----------------------------------------- --------------- -------------
         The Chesapeake Core Growth Fund               $5,000         $5,000
         ----------------------------------------- --------------- -------------

(d) All Other Fees -There were no other fees billed by the Accountant, which were not disclosed in Items (a) through (c) above during the last two fiscal years.


(e)(1) The registrant's Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

    (2)  There were no services as described  in each of  paragraph  (b) through
         (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.


(f)      Not Applicable.


(g) Aggregate non-audit fees billed by the Accountant to the registrant for services rendered during the fiscal years ended October 31, 2004 and 2005 were $15,000 and $15,000, respectively. There were no non-audit fees billed by the Accountant for services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser.


 (h)     Not applicable.





Item 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
         -------------------------------------

         Not applicable.





Item 6.  SCHEDULE OF INVESTMENTS.
         -----------------------

         A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.





Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
         ------------------------------------------------------------------

         Not applicable.





Item 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
         ----------------------------------------------------------------

         Not applicable.





Item 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
         ------------------------------------------------------------------

         Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
         ---------------------------------------------------

         None.





Item 11. CONTROLS AND PROCEDURES.
         -----------------------

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.




Item 12. EXHIBITS.
         --------

(a)(1)   Code of Ethics  required  by Item 2 of Form N-CSR is filed  herewith as
         Exhibit 12.(a)(1).


(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).


(a)(3)   Not applicable.

(b) Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Gardner Lewis Investment Trust


By: (Signature and Title)
                               /s/ Tracey Hendricks
                               __________________________________
                               Tracey L. Hendricks
                               Treasurer, Assistant Secretary and
                               Principal Financial Officer

Date: January 6, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)
                               /s/ W. Whitfield Gardner
                               __________________________________
                               W. Whitfield Gardner
                               Trustee, Chairman and Principal Executive Officer Gardner Lewis Investment Trust

Date: January 6, 2006





By:  (Signature and Title)
                               /s/ Tracey Hendricks
                               __________________________________
                               Tracey L. Hendricks
                               Treasurer, Assistant Secretary and
                               Principal Financial Officer
                               Gardner Lewis Investment Trust

Date: January 6, 2006